UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-24097

   Man ETF Series Trust

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 21st Floor

       New York, New York 10105

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

     Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 649-6600

Date of fiscal year end: August 31

Date of reporting period: February 28, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Semi-Annual Shareholder Report

February 28, 2026

Man Active Income ETF

MANI - NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Man Active Income ETF (the "Fund") for the period of September 16, 2025 to February 28, 2026 (the "Period"). You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active Income ETF	$39Footnote Reference(a)	0.85%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period September 16, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

  Fund net assets$21,181,794
  Total number of portfolio holdings64
  Period portfolio turnover rate51%

What did the Fund invest in?

The table below shows the investment makeup of the Fund, as a percentage of net asset value.

Sector BreakdownFootnote Reference1

Table Summary
Sector	% Net Asset Value
Other Financials	27.8%
Consumer, Cyclical	18.2%
Consumer, Non-cyclical	17.6%
Banks	10.6%
Basic Materials	6.5%
Real Estate	6.2%
Insurance	5.5%
Energy	4.4%
Industrial	4.3%
Communications	2.4%
Government	2.0%
Technology	1.0%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Bond and Equity Futures, Inflation and Interest Rate Swaps, Currency, Forward Foreign Exchange (used for hedging purposes), Repos and Duration and Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

February 28, 2026

Man Active High Yield ETF

MHY - NYSE Arca, Inc.

This semi-annual shareholder report contains important information about the Man Active High Yield ETF (the "Fund") for the period of September 16, 2025 to February 28, 2026 (the "Period"). You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active High Yield ETF	$31Footnote Reference(a)	0.69%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period September 16, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

  Fund net assets$19,502,403
  Total number of portfolio holdings79
  Period portfolio turnover rate59%

What did the Fund invest in?

The table below shows the investment makeup of the Fund, as a percentage of net asset value.

Sector BreakdownFootnote Reference1

Table Summary
Sector	% Net Asset Value
Financials	15.1%
Consumer Discretionary	12.7%
Health Care	10.3%
Communication Services	10.3%
Energy	9.9%
Industrials	9.3%
Real Estate	6.2%
Consumer Staples	5.6%
Information Technology	4.7%
Materials	4.5%
Utilities	1.6%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Bond and Equity Futures, Inflation and Interest Rate Swaps, Currency, Forward Foreign Exchange (used for hedging purposes), Repos and Duration and Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

February 28, 2026

Man Active Emerging Markets Alternative ETF

MEMA - Nasdaq Stock Market LLC

This semi-annual shareholder report contains important information about the Man Active Emerging Markets Alternative ETF (the "Fund") for the period of December 16, 2025 to February 28, 2026 (the "Period"). You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active Emerging Markets Alternative ETF	$19Footnote Reference(a)	0.85%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 16, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

  Fund net assets$11,860,399
  Total number of portfolio holdings278
  Period portfolio turnover rate4%

What did the Fund invest in?

The tables below show the investment makeup of the Fund, as a percentage of net asset value.

Sector BreakdownFootnote Reference1

Table Summary
Sector	% Net Asset Value
Information Technology	36.9%
Financials	22.6%
Materials	9.0%
Communication Services	7.5%
Industrials	7.5%
Consumer Discretionary	6.9%
Health Care	4.9%
Consumer Staples	1.4%
Energy	1.3%
Utilities	0.8%
Real Estate	0.4%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

Top 10 Country Exposure1

Table Summary
Country	% Net Asset Value
Taiwan	24.0%
China	23.8%
Korea (South)	20.2%
India	13.4%
Saudi Arabia	5.1%
Brazil	2.6%
Malaysia	1.9%
Indonesia	1.6%
Mexico	1.4%
Poland	1.3%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Semi-Annual Shareholder Report

February 28, 2026

Man Active Trend Enhanced ETF

MATE - Nasdaq Stock Market LLC

This semi-annual shareholder report contains important information about the Man Active Trend Enhanced ETF  (the "Fund") for the period of December 16, 2025 to February 28, 2026 (the "Period"). You can find additional information about the Fund at www.man.com/documents. You can also request this information by contacting us at 1-866-505‑1108.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Man Active Trend Enhanced ETF	$20Footnote Reference(a)	0.95%Footnote Reference(b)
Footnote	Description
Footnote(a)	Based on the period December 16, 2025 (commencement of operations) through February 28, 2026. Expenses would have been higher if based on the full reporting period.
Footnote(b)	Annualized.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

  Fund net assets$36,327,024
  Total number of portfolio holdings166
  Period portfolio turnover rate20%

What did the Fund invest in?

The table below shows the investment makeup of the Fund, as a percentage of net asset value.

Sector BreakdownFootnote Reference1

Table Summary
Sector	Net Exposure	Short Exposure	Gross Exposure
Beta - S&P 500	100.2%	0.0%	100.2%
Trend - Bonds and Rates	67.3%	0.0%	67.3%
Trend - Stocks	59.1%	0.0%	59.1%
Trend - Currencies	0.0%	-39.6%	39.6%
Trend - Commodities	25.1%	0.0%	25.1%
Footnote	Description
Footnote[1]	All breakdowns show net positions and exclude: Forward Foreign Exchange (used for hedging purposes) and Cash Management Instruments. Accordingly, due to the exclusions noted and the potential use of leverage within the Fund's strategy, aggregate category weightings may not sum to 100%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included in the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The annual Financial Statements are attached herewith.

Man ETF Series Trust Unaudited Semi-Annual Financial Statements and Other Information For the period from (commencement of operations) through February 28, 2026 Man Active Income ETF (MANI) Man Active High Yield ETF (MHY) Man Active Emerging Markets Alternative ETF (MEMA) Man Active Trend Enhanced ETF (MATE)

Man ETF Series Trust

This report is provided for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Man Active Income ETF

Schedule of Investments

February 28, 2026 (Unaudited)

		Principal Amount*	Value

ASSET-BACKED SECURITIES — 7.0%

Automobiles — 1.1%

ECARAT DE SA Compartment Lease, (Germany) Series 2025-1 F, 6.460%, 1-Month EURIBOR + 4.50%, due 5/25/34	EUR	200,000	$240,509

Other ABS — 5.9%

BBVA Consumo FTA, (Spain) Series 2025-1 E, 8.024%, 3-Month EURIBOR + 6.00%, due 8/21/38	EUR	246,910	299,857

FTA Consumo Santander, (Spain) 6.983%, 3-Month EURIBOR + 4.95%, due 7/20/38	EUR	120,000	144,062

Santander Consumo 8 Fondo de Titulizacion, (Spain) 6.529%, 3-Month EURIBOR + 4.50%, due 1/21/40	EUR	300,000	360,010

SC Germany SA Compartment Consumer, (Germany) Series 2023-1 F, 10.718%, 1-Month EURIBOR + 8.75%, due 9/15/37	EUR	350,000	436,899
			1,240,828

Total Asset-Backed Securities (Cost $1,433,432)			1,481,337

BANK LOANS — 13.9%

Biotech — 4.7%

Genmab A/S, Term Loan B, (Denmark) 6.733%, SOFR + 3%, due 12/13/32		1,000,000	1,005,310

Healthcare-Services — 4.5%

TEAM Services Holding, Inc. 0.000%, due 1/31/33(a)		1,000,000	945,000

Retail — 4.7%

Men’s Wearhouse LLC (The) 9.423%, SOFR + 5.75%, due 1/28/31		1,000,000	1,000,000

Total Bank Loans (Cost $2,970,251)			2,950,310

CORPORATE BONDS — 71.0%

Application Software — 1.0%

IPD 3 BV, (France) 5.500%, due 6/15/31	EUR	180,000	202,471

Banks — 8.4%

Axos Financial, Inc. 7.000%, due 10/1/35		300,000	306,071

Banca Transilvania SA, (Romania) 7.125%(b)	EUR	320,000	395,876

First Financial Bancorp 6.375%, due 12/1/35		213,000	215,677

ForteBank JSC, (Kazakhstan) 9.750%(b)		400,000	406,837

Norion Bank AB, (Sweden) 7.944%, 3-Month STIBOR + 5.95%, due 1/25/35(c)	SEK	3,750,000	458,140
			1,782,601

See accompanying notes to financial statements.	3

Man Active Income ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

		Principal Amount*	Value

CORPORATE BONDS (continued)

Base Metals — 2.5%

ACG Holdco 1 PLC, (United Kingdom) 14.750%, due 1/13/29		200,000	$222,710

JW Aluminum Continuous Cast Co. 10.250%, due 4/1/30		300,000	310,668
			533,378

Casinos & Gaming — 1.9%

Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC 11.875%, due 4/15/31		180,000	191,043

11.875%, due 4/15/31(d)		200,000	212,270
			403,313

Consumer Finance — 2.3%

Bread Financial Holdings, Inc. 8.375%, due 6/15/35		275,000	280,659

LFS Topco LLC 8.750%, due 7/15/30(d)		207,000	201,910
			482,569

Homebuilding — 1.7%

New Home Co., Inc./The 9.250%, due 10/1/29		350,000	369,288

Hotel Owners & Developers — 1.9%

Vivion Investments Sarl, (Luxembourg) 6.500% PIK, due 2/28/29	EUR	341,000	405,151

Infrastructure Software — 0.0%†

Oracle Corp. 6.900%, due 11/9/52		5,000	4,944

Internet Media & Services — 0.5%

Meta Platforms, Inc. 5.750%, due 11/15/65		101,000	98,397

Investment Companies — 12.5%

Barings Private Credit Corp. 6.150%, due 6/11/30		100,000	99,283

Blue Owl Credit Income Corp. 6.500%, due 10/23/27	AUD	300,000	212,574

Fidus Investment Corp. 6.750%, due 3/19/30		700,000	701,023

Ittihad International II, Ltd., (United Arab Emirates) 7.375%, due 11/13/30		425,000	439,904

Main Street Capital Corp. 6.500%, due 6/4/27		500,000	508,368

North Haven Private Income Fund LLC 5.125%, due 9/25/28(d)		371,000	367,570

PennantPark Floating Rate Capital, Ltd. 6.750%, due 3/4/29		106,000	105,791

See accompanying notes to financial statements.	4

Man Active Income ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

		Principal Amount*	Value

CORPORATE BONDS (continued)

Investment Companies (continued)

Stellus Capital Investment Corp. 7.250%, due 4/1/30		200,000	$204,794
			2,639,307

Life Insurance — 1.0%

Nassau Cos. of New York (The) 7.875%, due 7/15/30(d)		220,000	206,065

Marine Shipping — 1.9%

Ocean Yield AS, (Norway) 6.947%, SOFR + 3.25%, due 9/4/30(c),(d)		400,000	401,367

Midstream - Oil & Gas — 1.8%

Acu Petroleo Luxembourg Sarl, (Brazil) 7.500%, due 1/13/32		368,669	379,554

Mineral & Precious Stone Mining — 2.0%

WE Soda Investments Holding PLC, (Turkey) 9.500%, due 10/6/28		400,000	414,048

Multi Asset Class REIT — 1.5%

Fibra Soma Trust F/6185, (Mexico) 4.375%, due 7/22/31		350,000	314,654

Office Owners & Developers — 0.6%

Globalworth Real Estate Investments, Ltd., (Poland) 6.250%, due 3/31/29	EUR	109,720	132,293

Oilfield Services & Equipment — 4.3%

MV24 Capital BV, (Brazil) 6.748%, due 6/1/34		374,776	382,733

Yinson Production Financial Services Pte, Ltd., (Singapore) 9.625%, due 5/3/29(d)		500,000	531,051
			913,784

Other Financial Services — 5.7%

CPI CG, Inc. 10.000%, due 7/15/29(d)		374,000	397,163

Jefferson Capital Holdings LLC 6.000%, due 8/15/26		500,000	500,227

PRA Group, Inc. 8.875%, due 1/31/30		300,000	305,400
			1,202,790

Other Machinery & Equipment — 0.5%

NIDEC CORP, (Japan) 0.046%, due 3/30/26	EUR	100,000	116,780

Other Special Retail - Discretionary — 3.8%

Staples, Inc. 10.750%, due 9/1/29(d)		300,000	276,541

WH Smith PLC, (United Kingdom) 1.625%, due 5/7/26	GBP	400,000	534,953
			811,494

See accompanying notes to financial statements.	5

Man Active Income ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

		Principal Amount*	Value

CORPORATE BONDS (continued)

Other Wholesalers - Staples — 1.8%

Nexus Newco BV, (Netherlands) 8.531%, 3-Month EURIBOR + 6.50%, due 6/4/30(c)	EUR	300,000	$371,419

Precious Metals — 1.9%

Aris Mining Corp., (Colombia) 8.000%, due 10/31/29		375,000	393,798

Reinsurance — 3.1%

SiriusPoint Ltd. 5.855%, 3-Month STIBOR + 4.00%, due 9/22/47(c)	SEK	6,000,000	656,277

Sovereign Government — 2.0%

Mexico Government International Bond, (Mexico) 5.375%, due 5/16/40	EUR	360,000	430,590

Specialty & Generic Pharma — 2.8%

Cheplapharm Arzneimittel GmbH, (Germany) 7.125%, due 6/15/31	EUR	491,000	601,146

Travel Services — 1.7%

Sabre GLBL, Inc. 11.125%, due 7/15/30		500,000	363,087

Wireless Telecommunications — 1.9%

Digicel International Finance Ltd. / Difl US LLC, (Jamaica) 8.625%, due 8/1/32(d)		386,000	401,178

Total Corporate Bonds (Cost $14,929,467)			15,031,743

SHORT TERM INVESTMENTS — 1.4%

Sovereign Government — 1.4%

United States Treasury Bill(e) 3.630%, due 7/16/26		150,000	147,996

3.639%, due 4/16/26		150,000	149,322

			297,318

Total Short Term Investments (Cost $297,299)			297,318

Total Investments — 93.3% (Cost $19,630,449)			$19,760,708

Other Assets and Liabilities, Net — 6.7%			1,421,086

Net Assets — 100.0%			$21,181,794

*	Par amount denominated in USD unless otherwise noted.

†	Less than 0.05%.

(a)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.

(b)	Perpetual security with no stated maturity date.

(c)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2026.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. (e) Rate disclosed represents the discount rate at the time of purchase.

See accompanying notes to financial statements.	6

Man Active Income ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

AUD	: Australian Dollar
EUR	: Euro
EURIBOR	: Euro Interbank Offered Rate
GBP	: Great British Pound
PIK	: Payment-in-kind, which may pay interest in the form of additional principal amount.
PLC	: Public Limited Company
SEK	: Swedish Krona
SOFR	: Secured Overnight Financing Rate
STIBOR	: Stockholm Interbank Offered Rate
USD	: United States Dollar

Forward Foreign Currency Contracts Outstanding as of February 28, 2026:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	3/12/2026	AUD	362,204	USD	257,809	$60	$–
The Bank of New York Mellon	3/12/2026	EUR	173,729	USD	205,198	–	(220)
The Bank of New York Mellon	3/12/2026	EUR	180,132	USD	214,305	1,318	–
The Bank of New York Mellon	3/12/2026	EUR	3,741,344	USD	4,462,817	39,052	–
The Bank of New York Mellon	3/12/2026	USD	32,567	EUR	27,578	41	–
The Bank of New York Mellon	3/12/2026	USD	76,436	EUR	64,345	–	(355)
The Bank of New York Mellon	3/12/2026	USD	76,538	EUR	64,363	–	(435)
The Bank of New York Mellon	3/12/2026	USD	491,504	EUR	413,321	–	(2,793)
The Bank of New York Mellon	3/12/2026	GBP	834,470	USD	1,143,500	18,880	–
The Bank of New York Mellon	3/12/2026	USD	638,023	GBP	470,510	–	(3,914)
The Bank of New York Mellon	3/12/2026	SEK	276,091	USD	31,094	488	–
The Bank of New York Mellon	3/12/2026	SEK	9,877,346	USD	1,117,359	22,422	–
The Bank of New York Mellon	3/12/2026	USD	30,930	SEK	274,637	–	(485)

Total Unrealized Appreciation (Depreciation)						$82,261	$(8,202)

Open futures contracts outstanding as of February 28, 2026:

Type	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at February 28, 2026	Unrealized Appreciation (Depreciation)

Short position contracts:

U.S. Ultra Bond Futures	6/18/2026	(2)	$(243,188)	$(2,328)

Over the counter Total Return Long Swap contracts outstanding as of February 28, 2026:

Receive Positive Return/Pay Negative Return	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Long	Value/ Unrealized Appreciation/ (Depreciation)
Aareal Bank AG, 9.875%, Perpetual	JPMorgan Chase Bank	5/07/2027	Annual	USD	200,000	$11,893

Chesnara plc, 8.50%, Perpetual	BNP Paribas	12/14/2026	Semi-Annual	GBP	200,000	8,085
Globalworth Real Estate Investments Ltd, 6.25%, 3/31/30	JPMorgan Chase Bank	5/07/2027	Semi-Annual	EUR	336,520	22,407
Illimity Bank SpA, 4.375%, 10/7/31	JPMorgan Chase Bank	5/07/2027	Annual	EUR	327,000	6,381
Intralot Capital Luxembourg SA, 6.75%, 10/15/31	JPMorgan Chase Bank	5/07/2027	Semi-Annual	EUR	400,000	9,214
Metro Bank Holdings PLC, 13.875%, Perpetual	JPMorgan Chase Bank	5/07/2027	Semi-Annual	GBP	200,000	16,437

See accompanying notes to financial statements.	7

Man Active Income ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Over the counter Total Return Long Swap contracts outstanding as of February 28, 2026: (continued)

Receive Positive Return/Pay Negative Return	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Long	Value/ Unrealized Appreciation/ (Depreciation)
Vanquis Banking Group PLC, 8.875%, 1/13/32	JPMorgan Chase Bank	5/07/2027	Semi-Annual	GBP	216,000	$2,972
Worldline SA/France, 0.875%, 6/30/27	JPMorgan Chase Bank	5/07/2027	Annual	EUR	300,000	9,355

						$86,744

See accompanying notes to financial statements.	8

Man Active High Yield ETF

Schedule of Investments

February 28, 2026 (Unaudited)

		Principal Amount*	Value

BANK LOANS — 4.8%

Healthcare-Services — 4.8%

TEAM Services Holding, Inc. due 1/31/33(a) (Cost $975,000)		1,000,000	$945,000

CORPORATE BONDS — 81.7%

Airlines — 1.5%

Grupo Aeromexico SAB de CV, (Mexico) 8.625%, due 11/15/31		291,000	300,046

Application Software — 0.6%

Trustly AB, (Sweden) 8.776%, 3-Month EURIBOR + 6.75%, due 10/8/30(b)	EUR	100,000	110,504

Automotive Retailers — 2.2%

Global Auto Holdings Ltd/AAG FH UK Ltd., (United Kingdom) 8.375%, due 1/15/29(c)		312,000	298,834

RAC Bond Co. PLC, (United Kingdom) 5.250%, due 11/4/27	GBP	100,000	134,043
			432,877

Basic & Diversified Chemicals — 2.4%

Lenzing AG, (Austria) 9.000%(d)	EUR	400,000	472,830

Biofuels — 0.6%

Cullinan Holdco SCSP, (Luxembourg) 8.500%, due 10/15/29(c)	EUR	111,000	115,666

Casinos & Gaming — 2.4%

888 Acquisitions Ltd., (United Kingdom) 10.750%, due 5/15/30	GBP	288,000	360,294

888 Acquisitions, Ltd., (United Kingdom) 7.516%, due 7/15/28(b)	EUR	100,000	112,963
			473,257

Consumer Finance — 0.7%

Vanquis Banking Group PLC, (United Kingdom) 8.875%, due 1/13/32	GBP	100,000	137,577

Cruise Lines — 0.7%

SP Cruises Intermediate Ltd., (Bermuda) 11.500%, due 3/14/30		125,000	125,496

Electric Transmission & Dist — 1.0%

Energo - Pro as, (Czechia) 8.000%, due 5/27/30	EUR	156,000	196,183

Entertainment Facilities — 1.0%

LifeFit Group MidCo GmbH, (Germany) 9.011%, 3-Month EURIBOR + 7.00%, due 8/29/29(b)	EUR	163,000	203,090

See accompanying notes to financial statements.	9

Man Active High Yield ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

		Principal Amount*	Value

CORPORATE BONDS (continued)

Exploration & Production — 9.7%

Azule Energy Finance PLC, (Angola) 8.125%, due 1/23/30		400,000	$406,128

Diversified Gas & Oil Corp. 9.750%, due 4/9/29(c)		250,000	248,689

DNO ASA, (Norway) 8.500%, due 3/27/30(c)		191,000	199,743

EnQuest PLC, (United Kingdom) 11.625%, due 11/1/27		200,000	202,685

Karoon USA Finance, Inc., (Brazil) 10.500%, due 5/14/29(c)		200,000	206,973

Northern Oil & Gas, Inc. 7.875%, due 10/15/33		200,000	204,641

SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, (Colombia) 9.000%, due 11/14/30		200,000	203,150

Trident Energy Finance PLC, (United Kingdom) 12.500%, due 11/30/29		200,000	210,009
			1,882,018

Food & Drug Stores — 3.4%

Bellis Acquisition Co. PLC, (United Kingdom) 8.125%, due 5/14/30	GBP	534,000	661,876

Health Care Facilities — 3.1%

Auna SA, (Peru) 8.750%, due 11/6/32		300,000	306,164

Prime Healthcare Services, Inc. 9.375%, due 9/1/29(c)		288,000	301,181
			607,345

Health Care REIT — 2.3%

MPT Operating Partnership LP / MPT Finance Corp. 3.692%, due 6/5/28	GBP	369,000	449,705

Health Care Services — 2.3%

CAB SELAS, (France) 3.375%, due 2/1/28	EUR	279,000	325,900

Laboratoire Eimer SELAS, (France) 5.000%, due 2/1/29	EUR	100,000	112,800
			438,700

Health Care Supply Chain — 1.8%

Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc. 8.750%, due 4/17/32(c)		308,000	267,404

8.750%, due 4/17/32		100,000	86,819
			354,223

Hotel Owners & Developers — 1.5%

Vivion Investments Sarl, (Luxembourg) 6.500%, due 2/28/29	EUR	228,000	270,893

8.250% PIK, due 8/31/28	EUR	17,478	20,778
			291,671

See accompanying notes to financial statements.	10

Man Active High Yield ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

		Principal Amount*	Value

CORPORATE BONDS (continued)

Institutional Brokerage — 0.5%

Jane Street Group / JSG Finance, Inc. 6.125%, due 11/1/32(c)		100,000	$100,485

Internet Media & Services — 1.4%

Future PLC, (United Kingdom) 6.750%, due 7/10/30	GBP	209,000	265,550

Investment Companies — 1.1%

Ittihad International II, Ltd., (United Arab Emirates) 7.375%, due 11/13/30		200,000	207,014

IT Services — 3.7%

Maticmind SpA, (Italy) 7.299%, 3-Month EURIBOR + 5.25%, due 12/31/32(b)	EUR	100,000	115,566

PCC Global PLC, (United Kingdom) 8.250%, due 11/15/30	EUR	175,000	180,411

Unisys Corp. 10.625%, due 1/15/31(c)		186,000	156,372

10.625%, due 1/15/31		325,000	273,231
			725,580

Life Insurance — 3.5%

Nassau Cos. of New York (The) 7.875%, due 7/15/30(c)		194,000	181,712

Nassau Cos. of New York/The 7.875%, due 7/15/30		543,000	508,605
			690,317

Local TV & Radio Broadcast — 1.2%

Arqiva Broadcast Finance PLC, (United Kingdom) 8.625%, due 7/1/30	GBP	209,000	236,542

Lodging — 0.7%

TVL Finance PLC, (United Kingdom) 10.250%, due 4/28/28	GBP	100,000	134,290

Marine Shipping — 1.1%

Navios South American Logistics, Inc., (Uruguay) 8.875%, due 7/14/30		200,000	210,345

Mass Merchants — 0.7%

B&M European Value Retail SA, (United Kingdom) 8.125%, due 11/15/30	GBP	100,000	141,545

Mineral & Precious Stone Mining — 1.1%

WE Soda Investments Holding PLC, (Turkey) 9.500%, due 10/6/28		200,000	207,024

Mortgage Finance — 0.7%

Bracken MidCo1 PLC, (United Kingdom) 6.750% Cash or 7.500 % PIK, due 11/1/27	GBP	100,000	134,751

See accompanying notes to financial statements.	11

Man Active High Yield ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

		Principal Amount*	Value

CORPORATE BONDS (continued)

Multi Asset Class Own & Develop — 2.7%

CPI Property Group SA, (Czechia) 8.875%, 5-Year UK Gilt Bond + 5.65%(b),(d)	GBP	155,000	$205,808

GTC Aurora Luxembourg SA, (Poland) 2.250%, due 6/23/26	EUR	276,000	324,831
			530,639

Oilfield Services & Equipment — 1.5%

CHC Group LLC 11.750%, due 9/1/30(c)		300,000	296,635

Other Financial Services — 2.2%

Goldcup 100865 AB, (Sweden) 7.447%, 3-Month STIBOR + 5.50%, due 7/11/28(b)	SEK	1,250,000	142,275

Jefferson Capital Holdings LLC 8.250%, due 5/15/30(c)		277,000	290,615
			432,890

Other Machinery & Equipment — 1.0%

EVOCA SpA, (Italy) 7.282%, 3-Month EURIBOR + 5.25%, due 4/9/29(b)	EUR	177,000	191,913

Other Spec Retail - Discr — 0.2%

Staples, Inc. 10.750%, due 9/1/29		33,000	30,420

Packaged Food — 2.0%

Viking Baked Goods Acquisition Corp. 8.625%, due 11/1/31(c)		293,000	296,987

8.625%, due 11/1/31		100,000	101,361
			398,348

Printing Services — 1.5%

RR Donnelley & Sons Co. 9.500%, due 8/1/29(c)		192,000	197,890

10.875%, due 8/1/29(c)		100,000	102,650

			300,540

Professional Services — 0.7%

NES Fircroft Bondco AS, (United Kingdom) 8.000%, due 9/30/29(c)		125,000	127,625

Real Estate Services — 1.0%

Emeria SASU, (France) 7.750%, due 3/31/28	EUR	200,000	201,551

Reinsurance — 1.7%

SiriusPoint Ltd. 5.855%, 3-Month STIBOR + 4.00%, due 9/22/47(b)	SEK	3,000,000	328,139

Restaurants — 2.6%

BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc. 9.500%, due 7/1/32(c)		283,000	260,969

9.500%, due 7/1/32		125,000	115,269

See accompanying notes to financial statements.	12

Man Active High Yield ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

		Principal Amount*	Value

CORPORATE BONDS (continued)

Restaurants (continued)

Wheel Bidco, Ltd., (United Kingdom) 9.875%, due 9/15/29	GBP	100,000	$121,721
			497,959

Specialty & Generic Pharma — 1.1%

1261229 BC Ltd. 10.000%, due 4/15/32(c)		200,000	207,920

Specialty Chemicals — 0.9%

Herens Holdco Sarl, (Luxembourg) 4.750%, due 5/15/28(c)		200,000	176,289

Transit Services — 1.0%

Mobico Group PLC, (United Kingdom) 4.875%, due 9/26/31	EUR	200,000	202,017

Travel Services — 1.1%

Sabre GLBL, Inc. 11.125%, due 7/15/30(c)		100,000	72,617

11.125%, due 7/15/30		200,000	145,235
			217,852

Wireless Telecommunications — 3.2%

C&W Senior Finance Ltd., (Panama) 9.000%, due 1/15/33(c)		200,000	207,315

Digicel International Finance Ltd. / Difl US LLC, (Jamaica) 8.625%, due 8/1/32(c)		200,000	207,864

8.625%, due 8/1/32		200,000	207,864
			623,043

Wireline Telecommunications — 4.4%

Sable International Finance Ltd., (Panama) 7.125%, due 10/15/32(c)		200,000	203,204

Total Play Telecomunicaciones SA de CV, (Mexico) 11.125%, due 12/31/32		300,000	286,237

WOM Chile Holdco SpA, (Chile) 5.000% PIK, due 4/1/32		399,260	365,328
			854,769

Total Corporate Bonds (Cost $16,126,200)			15,925,056

SHORT TERM INVESTMENTS — 2.0%

Sovereign Government — 2.0%

United States Treasury Bill(e) 3.642%, due 7/16/26 (Cost $394,606)		400,000	394,657

Total Investments — 88.5% (Cost $17,495,806)			$17,264,713

Other Assets and Liabilities,

Net — 11.5%			2,237,690

Net Assets — 100.0%			$19,502,403

See accompanying notes to financial statements.	13

Man Active High Yield ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

*	Par amount denominated in USD unless otherwise noted.
(a)	All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(b)

Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on February 28, 2026.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(d)	Perpetual security with no stated maturity date.
(e)	Rate disclosed represents the discount rate at the time of purchase.

EUR	: Euro
EURIBOR	: Euro Interbank Offered Rate
GBP	: Great British Pound
PIK	: Payment-in-kind, which may pay interest in the form of additional principal amount.
PLC	: Public Limited Company
SEK	: Swedish Krona
STIBOR	: Stockholm Interbank Offered Rate
USD	: United States Dollar

Forward Foreign Currency Contracts Outstanding as of February 28, 2026:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
The Bank of New York Mellon	3/12/2026	EUR	126,000	USD	148,833	$–	$(149)
The Bank of New York Mellon	3/12/2026	USD	565,869	EUR	479,008	510	–
The Bank of New York Mellon	3/12/2026	USD	120,181	EUR	101,768	150	–
The Bank of New York Mellon	3/12/2026	USD	200,009	EUR	169,308	181	–
The Bank of New York Mellon	3/12/2026	EUR	3,160,893	USD	3,770,433	32,993	–
The Bank of New York Mellon	3/12/2026	USD	194,848	EUR	164,952	192	–
The Bank of New York Mellon	3/12/2026	EUR	243,322	USD	287,496	–	(208)
The Bank of New York Mellon	3/12/2026	EUR	33,091	USD	39,078	–	(49)
The Bank of New York Mellon	3/12/2026	EUR	103,982	USD	123,276	327	–
The Bank of New York Mellon	3/12/2026	GBP	95,904	USD	130,318	1,068	–
The Bank of New York Mellon	3/12/2026	GBP	197,983	USD	270,785	3,962	–
The Bank of New York Mellon	3/12/2026	USD	294,658	GBP	218,089	–	(738)
The Bank of New York Mellon	3/12/2026	USD	148,754	GBP	108,915	–	(1,968)
The Bank of New York Mellon	3/12/2026	GBP	2,304,065	USD	3,157,330	52,129	–
The Bank of New York Mellon	3/12/2026	SEK	4,512,152	USD	510,430	10,243	–
The Bank of New York Mellon	3/12/2026	USD	37,502	SEK	337,956	–	(39)
The Bank of New York Mellon	3/12/2026	SEK	344,757	USD	38,069	–	(148)

Total Unrealized Appreciation (Depreciation)						$101,755	$(3,299)

See accompanying notes to financial statements.	14

Man Active High Yield ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Over the counter Total Return Long Swap contracts outstanding as of February 28, 2026:

Receive Positive Return/Pay Negative Return	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Long	Value/ Unrealized Appreciation/ (Depreciation)
Almaviva-The Italian Innovation Co SpA, 5%, 10/30/30	JPMorgan Chase Bank	5/07/2027	Quarterly	EUR	207,000	$5,004
Jerrold Finco PLC, 7.50%, 6/15/31	JPMorgan Chase Bank	5/07/2027	Quarterly	GBP	105,000	1,493
Jerrold Finco PLC, 7.875%, 4/15/30	JPMorgan Chase Bank	5/07/2027	Quarterly	GBP	103,000	4,250

						$10,747

As of February 28, 2026, the Fund held the following centrally cleared credit default swap sell protection contracts:

Reference Entity	Expiration Date	Buy/Sell Protection(a)	Notional Amount(b)	(Pay)/ Receive Fixed Rate(c)	Payment Frequency Paid/ Received	Upfront Premium Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)(d)
Oracle Corp. (BBB)*	12/20/2030	Sell	$176,000	1.0%	Quarterly	$2,037	$4,395	$2,358

(a)

Sell - If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.

(b)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c)

The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

(d)	Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at February 28, 2026.
*

Credit rating is determined by the Investment Adviser using the lowest rating including debt class rating ascribed by relevant credit rating agencies (Moody’s/S&P/Fitch), or, where no such ratings are available, using its own internal rating.

See accompanying notes to financial statements.	15

Man Active Emerging Markets Alternative ETF

Schedule of Investments

February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS — 39.8%

Australia — 0.9%

Materials — 0.9%

Anglogold Ashanti PLC	800	$102,216

China — 29.9%

Communication Services — 5.5%

Autohome, Inc., ADR	700	13,426

Bilibili, Inc., ADR(a)	500	13,950

Kingsoft Corp., Ltd.	12,000	39,887

NetEase, Inc., ADR	1,200	137,964

Tencent Holdings, Ltd.	6,400	423,822

Tencent Music Entertainment Group, ADR	1,900	27,740

Total Communication Services		656,789

Consumer Discretionary — 7.3%

Alibaba Group Holding, Ltd., ADR	800	115,288

Fuyao Glass Industry Group Co., Ltd., Class H Shares(b)	800	6,648

Geely Automobile Holdings, Ltd.	3,000	6,194

Great Wall Motor Co., Ltd., Class H Shares	18,500	30,415

Haier Smart Home Co., Ltd., Class H Shares	21,200	72,309

JD.com, Inc., ADR	1,800	47,754

Li Ning Co., Ltd.	30,500	87,810

Meituan, B Shares(a),(b)	9,300	96,482

New Oriental Education & Technology Group, Inc., ADR	700	38,255

PDD Holdings, Inc.(a)	1,500	155,595

Pop Mart International Group, Ltd.(b)	4,000	117,512

TAL Education Group, ADR(a)	3,400	35,802

TravelSky Technology, Ltd., Class H Shares	4,000	5,487

Trip.com Group, Ltd., ADR	600	31,572

Zhejiang Leapmotor Technology Co., Ltd., H Shares(a),(b)	2,600	13,628

Total Consumer Discretionary		860,751

Consumer Staples — 1.3%

China Feihe, Ltd.(b)	44,000	21,375

China Mengniu Dairy Co., Ltd.	61,000	126,178

Total Consumer Staples		147,553

Energy — 0.6%

China Shenhua Energy Co., Ltd., Class H Shares	4,000	22,991

PetroChina Co., Ltd., H Shares	34,000	41,467

Total Energy		64,458

Financials — 5.2%

Agricultural Bank of China, Ltd., Class H Shares	25,000	16,971

Bank of China, Ltd., Class H Shares	55,000	32,625

China CITIC Bank Corp., Ltd., Class H Shares	120,000	110,609

China Construction Bank Corp., Class H Shares	55,000	56,180

China Life Insurance Co., Ltd., Class H Shares	38,000	153,416

China Minsheng Banking Corp., Ltd., Class H Shares	12,000	6,213

China Pacific Insurance Group Co., Ltd., Class H Shares	20,600	94,650

China Taiping Insurance Holdings Co., Ltd.	27,600	80,660

Industrial & Commercial Bank of China, Ltd., Class H Shares	73,000	60,194

See accompanying notes to financial statements.	16

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Financials (continued)

Qfin Holdings, Inc., ADR	400	$5,824

Total Financials		617,342

Health Care — 3.6%

3SBio, Inc.(a),(b)	6,000	16,829

China Resources Pharmaceutical Group, Ltd.(b)	8,500	4,944

CSPC Pharmaceutical Group, Ltd.	104,000	131,626

Innovent Biologics, Inc.(a),(b)	4,500	48,957

Sino Biopharmaceutical, Ltd.	156,000	120,657

Wuxi Biologics Cayman, Inc.(a),(b)	22,500	115,691

Total Health Care		438,704

Industrials — 1.2%

China Communications Services Corp., Ltd., Class H Shares	46,000	26,169

Contemporary Amperex Technology Co., Ltd., Class H Shares	800	50,728

Sinotruk Hong Kong, Ltd.	6,500	34,203

Weichai Power Co., Ltd., H Shares	9,000	37,532

Total Industrials		148,632

Information Technology — 1.6%

BYD Electronic International Co., Ltd.	14,000	57,739

Sunny Optical Technology Group Co., Ltd.	7,800	58,085

Xiaomi Corp., B Shares(a),(b)	16,600	74,064

Total Information Technology		189,888

Materials — 2.7%

Aluminum Corp. of China, Ltd., Class H Shares	32,000	57,846

China Hongqiao Group, Ltd.	5,500	24,933

CMOC Group, Ltd., Class H Shares	24,000	74,128

Jiangxi Copper Co., Ltd., Class H Shares	2,000	11,659

Shandong Gold Mining Co., Ltd., Class H Shares(b)	6,000	31,618

Zijin Mining Group Co., Ltd., H Shares	20,000	115,058

Total Materials		315,242

Real Estate — 0.7%

China Resources Land, Ltd.	11,000	44,691

China Resources Mixc Lifestyle Services, Ltd.(b)	6,600	40,163

Total Real Estate		84,854

Utilities — 0.2%

Kunlun Energy Co., Ltd.	20,000	21,452

Total China		3,545,665

Czechia — 0.2%

Financials — 0.2%

Moneta Money Bank AS(b)	2,170	20,835

Hungary — 0.3%

Health Care — 0.3%

Richter Gedeon Nyrt	1,057	39,544

India — 2.8%

Financials — 2.8%

HDFC Bank, Ltd., ADR	3,100	98,735

ICICI Bank, Ltd., ADR	7,700	234,927

Total Financials		333,662

See accompanying notes to financial statements.	17

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology — 0.0%†

Infosys, Ltd., ADR	300	$4,332

Total India		337,994

Mexico — 2.0%

Consumer Staples — 0.9%

Arca Continental SAB de CV	4,720	56,862

Fomento Economico Mexicano SAB de CV, ADR	200	22,464

Sigma Foods SAB de CV	16,600	18,668

Total Consumer Staples		97,994

Financials — 0.1%

Grupo Financiero Banorte SAB de CV	1,100	12,555

Industrials — 0.1%

Promotora y Operadora de Infraestructura SAB de CV	850	14,018

Materials — 0.9%

Grupo Mexico SAB de CV	8,600	109,477

Total Mexico		234,044

Peru — 0.2%

Financials — 0.2%

Credicorp, Ltd.	70	24,247

South Africa — 2.8%

Communication Services — 0.6%

MTN Group, Ltd.	5,029	65,580

Consumer Staples — 0.1%

Clicks Group, Ltd.	601	12,015

Financials — 0.5%

FirstRand, Ltd.	4,402	27,431

Old Mutual, Ltd.	27,439	28,512

Sanlam, Ltd.	1,454	9,699

Total Financials		65,642

Materials — 1.6%

Gold Fields, Ltd., ADR	900	52,956

Sasol, Ltd.(a)	8,418	76,847

Sibanye Stillwater, Ltd., ADR(a)	3,500	61,985

Total Materials		191,788

Total South Africa		335,025

Taiwan — 0.7%

Information Technology — 0.7%

Taiwan Semiconductor Manufacturing Co., Ltd., ADR	210	78,662

Total Common Stocks

(Cost $4,460,243)		4,718,232

EXCHANGE-TRADED FUNDS — 10.5%

iShares MSCI India ETF(a) (Cost $1,263,653)	23,900	1,249,253

See accompanying notes to financial statements.	18

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

	Principal Amount*	Value
SHORT TERM INVESTMENTS — 40.5%

United States — 40.5%

United States Treasury Bill(c) 3.609%, due 5/5/26	240,000	$238,475

3.616%, due 3/5/26	1,000,000	999,696

3.618%, due 3/31/26	1,000,000	997,085

3.619%, due 8/20/26	1,085,000	1,066,918

3.645%, due 5/28/26	965,000	956,655

3.651%, due 7/9/26	435,000	429,455

3.662%, due 5/19/26	110,000	109,150

		4,797,434

Total Short Term Investments (Cost $4,797,058)		4,797,434

Total Investments — 90.8% (Cost $10,520,954)		$10,764,919

Other Assets and Liabilities, Net — 9.2%		1,095,480

Net Assets — 100.0%		$11,860,399

*	Par amount denominated in USD unless otherwise noted.
†	Less than 0.05%.
(a)	Non-income producing securities.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.
(c)	Rate disclosed represents the discount rate at the time of purchase.

ADR	:American Depositary Receipt
PLC	:Public Limited Company
USD	:United States Dollar

Over the counter Total Return Long Swap contracts outstanding as of February 28, 2026:

Receive Positive Return/Pay Negative Return	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Long	Value/ Unrealized Appreciation/ (Depreciation)
Accton Technology Corp.	Morgan Stanley	12/24/2026	Monthly	USD	92,313	$(2,662)

Al Rajhi Bank	Morgan Stanley	12/23/2026	Monthly	USD	193,269	(9,629)

Alinma Bank	Morgan Stanley	12/23/2026	Monthly	USD	72,239	(3,222)

Aluminum Corp. of China, Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	54,718	4,890

Americana Restaurants International PLC	Morgan Stanley	12/23/2026	Monthly	USD	13,789	(530)

AMMB Holdings Bhd	Morgan Stanley	12/24/2026	Monthly	USD	68,158	(450)

Arab National Bank	Morgan Stanley	12/23/2026	Monthly	USD	8,337	(72)

Arabian Internet & Communications Services Co.	Morgan Stanley	12/23/2026	Monthly	USD	26,734	(4,317)

Axia Energia	Morgan Stanley	12/22/2026	Monthly	USD	186,033	1,461

Axia Energia	Morgan Stanley	12/22/2026	Monthly	USD	10,342	83

Axiata Group Berhad	Morgan Stanley	12/24/2026	Monthly	USD	12,900	(13)

Banco BTG Pactual SA	Morgan Stanley	12/22/2026	Monthly	USD	192,192	(1,182)

Banco De Chile	Morgan Stanley	12/22/2026	Monthly	USD	517,562	(7,276)

Banco do Brasil SA	Morgan Stanley	12/22/2026	Monthly	USD	24,506	181

Bank Al-Jazira	Morgan Stanley	12/23/2026	Monthly	USD	17,758	(680)

Bank Central Asia Tbk PT	Morgan Stanley	12/23/2026	Monthly	USD	168,800	(19)

Bank Mandiri Persero Tbk PT	Morgan Stanley	12/23/2026	Monthly	USD	132,900	1,714

Bank of Beijing Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	75,500	225

See accompanying notes to financial statements.	19

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Over the counter Total Return Long Swap contracts outstanding as of February 28, 2026: (continued)

Receive Positive Return/Pay Negative Return	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Long	Value/ Unrealized Appreciation/ (Depreciation)
Bank of Changsha Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	7,177	$(33)
Bank of Hangzhou Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	55,657	489
Bank of Jiangsu Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	70,057	256
Bank of Ningbo Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	25,281	264
Bank Polska Kasa Opieki SA	Morgan Stanley	12/23/2026	Monthly	USD	45,014	(978)
Bank Rakyat Indonesia Perser	Morgan Stanley	12/23/2026	Monthly	USD	312,800	2,651
Baoshan Iron & Steel Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	11,214	542
BIM Birlesik Magazalar AS	Morgan Stanley	12/23/2026	Monthly	USD	18,708	(1,044)
BOE Technology Group Co.	Morgan Stanley	12/24/2026	Monthly	USD	13,000	628
Central Pattana PCL	Morgan Stanley	12/23/2026	Monthly	USD	5,884	643
China CSSC Holdings, Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	62,590	2,902
China Minsheng Banking	Morgan Stanley	12/24/2026	Monthly	USD	94,800	(285)
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	Morgan Stanley	12/22/2026	Monthly	USD	194,876	2,750
Contemporary Amperex Technology Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	126,871	(7,211)
CP ALL PCL	Morgan Stanley	12/23/2026	Monthly	USD	8,882	434
CSC Financial Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	16,683	7
CTBC Financial Holding Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	14,955	1,155
Delta Electronics Thailand PCL	Morgan Stanley	12/23/2026	Monthly	USD	11,826	3,424
Delta Electronics, Inc.	Morgan Stanley	12/24/2026	Monthly	USD	240,649	34,095
Doosan Bobcat, Inc.	Morgan Stanley	12/24/2026	Monthly	USD	11,328	96
Elm Co.	Morgan Stanley	12/23/2026	Monthly	USD	5,845	(381)
Etihad Etisalat Co.	Morgan Stanley	12/23/2026	Monthly	USD	18,894	(1,097)
First Financial Holding Co.	Morgan Stanley	12/24/2026	Monthly	USD	22,000	438
Ford Otomotiv Sanayi AS	Morgan Stanley	12/23/2026	Monthly	USD	9,232	(885)
Fortune Electric Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	61,563	6,962
Fuyao Glass Industry Group Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	18,043	448
Global Unichip Corp.	Morgan Stanley	12/24/2026	Monthly	USD	78,784	9,915
Guanghui Energy Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	10,000	745
Hana Financial Group, Inc.	Morgan Stanley	12/24/2026	Monthly	USD	76,474	(3,199)
Hanmi Semiconductor Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	77,920	47,066
Hanwha Aerospace Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	169,771	14,539
HD Hyundai Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	174,688	25,689
HD Hyundai Electric Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	61,736	6,836
HD Hyundai Heavy Industries Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	85,680	9,837
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	151,303	20,651
Hon Hai Precision Industry Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	158,969	12,212
Hua Nan Financial Holdings Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	62,779	6,761
Huaxia Bank Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	18,400	28
Hyundai Mobis Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	72,854	14,073
Industrial and Commercial Bank of China	Morgan Stanley	12/24/2026	Monthly	USD	9,465	(184)
International Games System Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	21,709	544
JUMBO SA	Morgan Stanley	12/23/2026	Monthly	USD	24,494	(716)
Kakao Corp.	Morgan Stanley	12/24/2026	Monthly	USD	80,204	7,184
Korea Electric Power Corp.	Morgan Stanley	12/24/2026	Monthly	USD	17,672	(318)
Kuwait Finance House KSCP	Morgan Stanley	12/23/2026	Monthly	USD	15,473	(376)

See accompanying notes to financial statements.	20

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Over the counter Total Return Long Swap contracts outstanding as of February 28, 2026: (continued)

Receive Positive Return/Pay Negative Return	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Long	Value/ Unrealized Appreciation/ (Depreciation)

LG Display Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	9,096	$2,193

LG H&H Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	49,681	(1,456)

LG Uplus Corp.	Morgan Stanley	12/24/2026	Monthly	USD	71,202	(2,352)

Lotes Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	52,364	4,473

LS Electric Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	17,841	3,484

MediaTek, Inc.	Morgan Stanley	12/24/2026	Monthly	USD	118,096	6,461

MISC Bhd	Morgan Stanley	12/24/2026	Monthly	USD	17,342	68

Nari Technology Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	6,427	339

NAVER Corp.	Morgan Stanley	12/24/2026	Monthly	USD	13,455	158

Novatek Microelectronics Corp.	Morgan Stanley	12/24/2026	Monthly	USD	119,370	6,469

ORLEN SA	Morgan Stanley	12/23/2026	Monthly	USD	33,932	1,187

Petronas Dagangan Bhd	Morgan Stanley	12/24/2026	Monthly	USD	11,027	828

PharmaEssentia Corp.	Morgan Stanley	12/24/2026	Monthly	USD	23,078	104

Ping An Insurance Group Co. of China, Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	117,144	(3,096)

Powszechny Zaklad Ubezpieczen SA	Morgan Stanley	12/23/2026	Monthly	USD	137,790	(3,898)

PTT Exploration & Production PCL	Morgan Stanley	12/23/2026	Monthly	USD	44,076	409

Public Bank Bhd	Morgan Stanley	12/24/2026	Monthly	USD	88,303	(1,697)

Raia Drogasil SA	Morgan Stanley	12/22/2026	Monthly	USD	77,252	(3,463)

Realtek Semiconductor Corp.	Morgan Stanley	12/24/2026	Monthly	USD	45,456	796

Samsung Electronics Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	835,681	166,726

Samsung Heavy Industries Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	60,904	2,994

Samsung SDS Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	24,057	3,581

Saudi Arabian Mining Co.	Morgan Stanley	12/23/2026	Monthly	USD	43,095	(2,195)

Saudi Aramco Base Oil Co.	Morgan Stanley	12/23/2026	Monthly	USD	39,895	(4,511)

Saudi Awwal Bank	Morgan Stanley	12/23/2026	Monthly	USD	5,677	(71)

Saudi Basic Industries Corp.	Morgan Stanley	12/23/2026	Monthly	USD	26,693	(1,772)

Saudi National Bank/The	Morgan Stanley	12/23/2026	Monthly	USD	89,089	(3,013)

Saudi Telecom Co.	Morgan Stanley	12/23/2026	Monthly	USD	91,953	(6,157)

Seres Group Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	11,062	(111)

Shanghai Rural Commercial Bank Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	17,424	(14)

Shinhan Financial Group Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	140,291	(7,075)

SK hynix, Inc.	Morgan Stanley	12/24/2026	Monthly	USD	193,668	40,753

SK Telecom Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	43,700	(3,233)

Suzano SA	Morgan Stanley	12/22/2026	Monthly	USD	83,480	2,433

Taiwan Semiconductor Manufacturing Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	1,523,954	73,034

TIM SA	Morgan Stanley	12/22/2026	Monthly	USD	18,770	806

Trina Solar Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	10,722	(286)

True Corporation PCL	Morgan Stanley	12/23/2026	Monthly	USD	20,300	703

Turkiye IS Bankasi	Morgan Stanley	12/23/2026	Monthly	USD	23,513	(738)

Uni-President Enterprises Corp.	Morgan Stanley	12/24/2026	Monthly	USD	39,720	(257)

WEG SA	Morgan Stanley	12/22/2026	Monthly	USD	79,343	(2,821)

Woori Financial Group, Inc.	Morgan Stanley	12/24/2026	Monthly	USD	58,737	(4,244)

WuXi AppTec Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	20,644	(641)

Yapi Kredi	Morgan Stanley	12/23/2026	Monthly	USD	13,313	106

YTL Power International BHD	Morgan Stanley	12/24/2026	Monthly	USD	45,600	(2,600)

Yuanta Financial Holding Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	22,792	2,390

See accompanying notes to financial statements.	21

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Over the counter Total Return Long Swap contracts outstanding as of February 28, 2026: (continued)

Receive Positive Return/Pay Negative Return	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Long	Value/ Unrealized Appreciation/ (Depreciation)

Zhejiang Longsheng Group Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	8,321	$42

Zhejiang NHU Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	12,349	969

Zhen Ding Technology Holding, Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	84,991	15,398

						$477,262

Over the counter Total Return Short Swap contracts outstanding as of February 28, 2026:

Receive Negative Return/Pay Positive Return	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Short	Value/ Unrealized Appreciation/ (Depreciation)

Absa Group, Ltd.	Morgan Stanley	12/23/2026	Monthly	USD	70,094	(1,709)

Allegro.eu SA	Morgan Stanley	12/23/2026	Monthly	USD	10,917	838

Ambev SA	Morgan Stanley	12/22/2026	Monthly	USD	22,792	(896)

Asustek Computer, Inc.	Morgan Stanley	12/24/2026	Monthly	USD	16,648	(390)

BAIDU, Inc.	Morgan Stanley	12/22/2026	Monthly	USD	95,533	8,458

Bank of China Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	76,300	(112)

BOC Aviation, Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	63,256	935

Celltrion, Inc.	Morgan Stanley	12/24/2026	Monthly	USD	19,765	(121)

Chailease Holding Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	47,684	1,055

China Coal Energy Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	29,507	(2,054)

China Galaxy Securities Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	49,602	2,121

China Gas Holdings, Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	27,188	(341)

China Literature, Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	55,583	11,169

China Longyuan Power Group	Morgan Stanley	12/24/2026	Monthly	USD	66,000	(3,978)

China Merchants Bank Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	37,456	14

China Merchants Port Holdings Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	41,294	(3,377)

China Power International	Morgan Stanley	12/24/2026	Monthly	USD	65,000	(1,382)

China Railway Group Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	90,000	(8,223)

China Resources Beer Holdings Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	52,981	(1,680)

China Resources Gas Group, Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	9,273	159

China Resources Power Holdings Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	59,735	(2,322)

China Shenhua Energy Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	10,196	(279)

China Tower Corp., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	23,239	(267)

China Yangtze Power Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	12,791	(120)

Chunghwa Telecom Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	8,467	(115)

CITIC Securities Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	85,678	3,220

COSCO SHIPPING Holdings Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	52,002	(5,222)

DB Insurance Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	38,690	(366)

Discovery, Ltd.	Morgan Stanley	12/23/2026	Monthly	USD	96,167	(9,114)

Energisa S/A	Morgan Stanley	12/22/2026	Monthly	USD	58,679	(1,152)

Equatorial	Morgan Stanley	12/22/2026	Monthly	USD	77,353	(1,447)

Eva Airways Corp.	Morgan Stanley	12/24/2026	Monthly	USD	6,183	98

Grupo Aeroportuario del Pacifico SAB de CV	Morgan Stanley	12/22/2026	Monthly	USD	51,175	3,860

Grupo Bimbo SAB de CV	Morgan Stanley	12/22/2026	Monthly	USD	27,778	1,588

Guangdong Investment Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	24,000	(64)

Hankook Tire & Technology Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	16,267	(246)

Hanwha Ocean Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	10,959	(1,010)

See accompanying notes to financial statements.	22

Man Active Emerging Markets Alternative ETF

Schedule of Investments (Continued)

February 28, 2026 (Unaudited)

Over the counter Total Return Short Swap contracts outstanding as of February 28, 2026: (continued)

Receive Negative Return/Pay Positive Return	Counterparty	Expiration Date	Payment Frequency	Currency	Notional Amount Short	Value/ Unrealized Appreciation/ (Depreciation)

Huaneng Power International, Inc.	Morgan Stanley	12/24/2026	Monthly	USD	68,000	$(4,637)

HYBE Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	29,960	70

Hyundai Motor Co.	Morgan Stanley	12/24/2026	Monthly	USD	32,944	(7,742)

Hyundai Motor Co.	Morgan Stanley	12/24/2026	Monthly	USD	66,996	(23,865)

Innolux Corp.	Morgan Stanley	12/24/2026	Monthly	USD	33,000	(5,267)

JD Health International, Inc.	Morgan Stanley	12/24/2026	Monthly	USD	68,653	4,122

Jiangsu Expressway Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	13,189	177

KE Holdings, Inc.	Morgan Stanley	12/22/2026	Monthly	USD	42,552	3,088

Klabin SA	Morgan Stanley	12/22/2026	Monthly	USD	777	(22)

Korea Investment Holdings Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	11,762	(93)

KT&G Corp.	Morgan Stanley	12/24/2026	Monthly	USD	86,843	5,028

Lenovo Group Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	9,477	(469)

Localiza Rent a Car SA	Morgan Stanley	12/22/2026	Monthly	USD	1,084	28

Localiza Rent a Car SA	Morgan Stanley	12/22/2026	Monthly	USD	29,597	903

Longfor Group Holdings, Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	14,755	134

LPP SA	Morgan Stanley	12/23/2026	Monthly	USD	52,584	538

Midea Group Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	6,927	(38)

MINISO Group Holding, Ltd.	Morgan Stanley	12/22/2026	Monthly	USD	9,545	538

Nan Ya Plastics Corp.	Morgan Stanley	12/24/2026	Monthly	USD	32,609	(5,615)

Naspers Ltd.	Morgan Stanley	12/23/2026	Monthly	USD	19,105	150

NEPI Rockcastle NV	Morgan Stanley	12/23/2026	Monthly	USD	9,045	–

NetEase Cloud Music, Inc.	Morgan Stanley	12/24/2026	Monthly	USD	44,776	2,308

NH Investment & Securities Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	69,693	(10,696)

Nongfu Spring Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	87,205	(6)

NU Holdings, Ltd.	Morgan Stanley	12/22/2026	Monthly	USD	51,120	6,200

Orient Overseas International, Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	17,359	(1,743)

Pepkor Holdings, Ltd.	Morgan Stanley	12/23/2026	Monthly	USD	6,702	(116)

Petroleo Brasileiro SA - Petrobras	Morgan Stanley	12/22/2026	Monthly	USD	68,338	(4,778)

Petroleo Brasileiro SA - Petrobras	Morgan Stanley	12/22/2026	Monthly	USD	56,425	(6,136)

Ping An Insurance Group Co. of China, Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	22,499	778

Postal Savings Bank of China	Morgan Stanley	12/24/2026	Monthly	USD	105,000	2,230

PRIO SA	Morgan Stanley	12/22/2026	Monthly	USD	150,929	105

Samsung Life Insurance Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	25,600	(3,167)

Shanghai Commercial & Savings Bank, Ltd./The	Morgan Stanley	12/24/2026	Monthly	USD	6,390	(39)

Standard Bank Group, Ltd.	Morgan Stanley	12/23/2026	Monthly	USD	100,932	(2,716)

Taiwan Mobile Co., Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	27,121	(419)

Vibra Energia SA	Morgan Stanley	12/22/2026	Monthly	USD	44,887	2,314

Wistron Corp.	Morgan Stanley	12/24/2026	Monthly	USD	12,558	(511)

Xinyi Solar Holdings Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	144,000	1,175

XPeng, Inc.	Morgan Stanley	12/22/2026	Monthly	USD	53,250	588

Yadea Group Holdings, Ltd.	Morgan Stanley	12/24/2026	Monthly	USD	8,735	(13)

ZTO Express Cayman, Inc.	Morgan Stanley	12/22/2026	Monthly	USD	55,990	2,376

						$(57,710)

See accompanying notes to financial statements.	23

Man Active Trend Enhanced ETF

Schedule of Investments (Consolidated)

February 28, 2026 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS — 50.0%

iShares Core S&P 500 ETF (Cost $17,973,355)	26,365	$18,175,504

	Principal Amount*
SHORT TERM INVESTMENTS — 29.1%
Sovereign Government — 29.1%
United States Treasury Bill(a)
3.574%, due 5/21/26	6,016,700	5,968,832
3.590%, due 4/2/26	2,000,000	1,993,765
3.598%, due 3/19/26	1,300,000	1,297,774
3.609%, due 4/16/26	1,300,000	1,294,122

		10,554,493

Total Short Term Investments (Cost $10,554,725)		10,554,493

Total Investments — 79.1% (Cost $28,528,080)		$28,729,997
Other Assets and Liabilities, Net — 20.9%		7,597,027

Net Assets — 100.0%		$36,327,024

*	Par amount denominated in USD unless otherwise noted.

(a)	Rate disclosed represents the discount rate at the time of purchase.

AUD	: Australian Dollar
CAD	: Canadian Dollar
CHF	: Swiss Franc
EUR	: Euro
GBP	: Great British Pound
JPY	: Japanese Yen
NZD	: New Zealand Dollar
USD	: United States Dollar

Forward Foreign Currency Contracts Outstanding as of February 28, 2026:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities	3/2/2026	USD	142,338	AUD	200,000	$–	$(8)
HSBC Securities	3/2/2026	AUD	200,000	USD	142,400	71	–
HSBC Securities	3/3/2026	AUD	100,000	USD	71,116	–	(48)
HSBC Securities	4/14/2026	USD	665,895	AUD	979,692	31,157	–
HSBC Securities	4/14/2026	USD	71,207	AUD	100,000	–	(57)
HSBC Securities	4/14/2026	AUD	500,000	USD	349,718	–	(6,033)
HSBC Securities	4/14/2026	AUD	100,000	USD	71,060	–	(90)
HSBC Securities	4/14/2026	AUD	400,000	USD	283,522	–	(1,079)
HSBC Securities	4/14/2026	USD	142,375	AUD	200,000	–	(75)
HSBC Securities	4/14/2026	USD	70,683	AUD	100,000	467	–
HSBC Securities	4/14/2026	USD	140,926	AUD	200,000	1,374	–
HSBC Securities	4/14/2026	USD	212,004	AUD	300,000	1,446	–
HSBC Securities	4/14/2026	USD	209,973	AUD	300,000	3,477	–
HSBC Securities	4/14/2026	USD	276,788	AUD	400,000	7,813	–
HSBC Securities	4/14/2026	USD	273,757	AUD	400,000	10,843	–

See accompanying notes to financial statements.	24

Man Active Trend Enhanced ETF

Schedule of Investments (Consolidated) (Continued)

February 28, 2026 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities	4/14/2026	USD	987,913	AUD	1,451,794	$45,040	$–
HSBC Securities	4/14/2026	USD	709,443	AUD	1,043,242	32,824	–
HSBC Securities	4/14/2026	USD	1,198,523	AUD	1,763,442	56,167	–
HSBC Securities	4/14/2026	USD	346,296	AUD	509,276	16,054	–
HSBC Securities	4/14/2026	USD	866,533	AUD	1,273,759	39,747	–
HSBC Securities	4/14/2026	USD	691,863	AUD	1,016,255	31,203	–
HSBC Securities	4/14/2026	USD	1,419,137	AUD	2,086,485	65,398	–
HSBC Securities	4/14/2026	AUD	900,000	USD	634,045	–	(6,305)
HSBC Securities	4/14/2026	AUD	200,000	USD	139,491	–	(2,809)
HSBC Securities	4/14/2026	AUD	300,000	USD	210,940	–	(2,510)
HSBC Securities	4/14/2026	AUD	100,000	USD	69,548	–	(1,602)
HSBC Securities	4/14/2026	AUD	400,000	USD	281,250	–	(3,350)
HSBC Securities	4/14/2026	AUD	300,000	USD	213,118	–	(332)
HSBC Securities	4/14/2026	AUD	100,000	USD	71,181	31	–
HSBC Securities	4/14/2026	USD	1,300,971	AUD	1,912,613	59,855	–
HSBC Securities	4/14/2026	USD	1,198,871	AUD	1,763,442	55,819	–
HSBC Securities	3/12/2026	CAD	100,000	USD	73,774	424	–
HSBC Securities	3/12/2026	CAD	100,000	USD	73,521	172	–
HSBC Securities	3/12/2026	USD	73,774	CAD	100,000	–	(424)
HSBC Securities	4/22/2026	CAD	200,000	USD	146,591	–	(374)
HSBC Securities	4/22/2026	USD	146,942	CAD	200,000	24	–
HSBC Securities	4/22/2026	USD	220,836	CAD	300,000	–	(388)
HSBC Securities	4/22/2026	CAD	200,000	USD	146,694	–	(272)
HSBC Securities	4/22/2026	USD	296,576	CAD	400,000	–	(2,645)
HSBC Securities	4/22/2026	USD	221,831	CAD	300,000	–	(1,382)
HSBC Securities	4/22/2026	USD	73,506	CAD	100,000	–	(23)
HSBC Securities	4/22/2026	USD	146,552	CAD	200,000	414	–
HSBC Securities	4/22/2026	USD	220,693	CAD	300,000	–	(245)
HSBC Securities	4/22/2026	CAD	300,000	USD	219,817	–	(632)
HSBC Securities	4/22/2026	USD	440,846	CAD	600,000	51	–
HSBC Securities	4/22/2026	USD	73,293	CAD	100,000	190	–
HSBC Securities	4/22/2026	USD	295,374	CAD	400,000	–	(1,442)
NatWest Markets Plc	4/7/2026	USD	518,196	CHF	400,000	4,445	–
NatWest Markets Plc	4/7/2026	USD	130,430	CHF	100,000	231	–
BNP Paribas	3/2/2026	USD	118,007	EUR	100,000	153	–
BNP Paribas	3/2/2026	EUR	100,000	USD	118,039	–	(121)
BNP Paribas	3/3/2026	EUR	100,000	USD	117,987	–	(193)
BNP Paribas	3/23/2026	EUR	100,000	USD	118,157	–	(156)
BNP Paribas	3/23/2026	EUR	100,000	USD	118,930	616	–
BNP Paribas	3/23/2026	EUR	200,000	USD	237,695	1,068	–
BNP Paribas	3/23/2026	EUR	600,000	USD	710,444	564	–
BNP Paribas	3/23/2026	EUR	100,000	USD	117,491	–	(822)
BNP Paribas	3/23/2026	EUR	100,000	USD	117,921	–	(393)
BNP Paribas	3/23/2026	EUR	100,000	USD	118,248	–	(65)
BNP Paribas	3/23/2026	EUR	400,000	USD	472,590	–	(664)
BNP Paribas	3/23/2026	EUR	300,000	USD	351,840	–	(3,100)
BNP Paribas	3/23/2026	USD	594,220	EUR	500,000	–	(2,653)
BNP Paribas	3/23/2026	EUR	1,100,000	USD	1,282,815	–	(18,631)
BNP Paribas	3/23/2026	USD	2,556,879	EUR	2,195,720	40,951	–

See accompanying notes to financial statements.	25

Man Active Trend Enhanced ETF

Schedule of Investments (Consolidated) (Continued)

February 28, 2026 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas	3/23/2026	USD	2,567,268	EUR	2,204,280	$40,689	$–
BNP Paribas	3/23/2026	USD	118,804	EUR	100,000	–	(491)
BNP Paribas	3/23/2026	USD	595,093	EUR	500,000	–	(3,527)
BNP Paribas	3/23/2026	USD	840,185	EUR	700,000	–	(11,991)
BNP Paribas	3/23/2026	USD	598,165	EUR	500,000	–	(6,598)
BNP Paribas	3/23/2026	USD	1,562,672	EUR	1,300,000	–	(24,598)
BNP Paribas	3/23/2026	USD	118,561	EUR	100,000	–	(248)
BNP Paribas	3/23/2026	USD	238,575	EUR	200,000	–	(1,949)
BNP Paribas	3/23/2026	EUR	200,000	USD	237,483	857	–
BNP Paribas	3/23/2026	EUR	300,000	USD	355,478	538	–
HSBC Securities	3/2/2026	GBP	50,000	USD	67,493	111	–
HSBC Securities	3/2/2026	USD	135,416	GBP	100,000	–	(651)
HSBC Securities	3/2/2026	GBP	50,000	USD	67,740	357	–
HSBC Securities	3/3/2026	GBP	50,000	USD	67,386	3	–
HSBC Securities	3/3/2026	GBP	50,000	USD	67,482	98	–
HSBC Securities	3/3/2026	GBP	50,000	USD	67,316	–	(68)
HSBC Securities	3/3/2026	GBP	50,000	USD	67,279	–	(104)
HSBC Securities	3/3/2026	GBP	50,000	USD	67,233	–	(150)
HSBC Securities	3/3/2026	GBP	50,000	USD	67,407	23	–
HSBC Securities	3/12/2026	GBP	205,000	USD	280,670	4,390	–
HSBC Securities	5/26/2026	USD	136,700	GBP	100,000	–	(1,894)
HSBC Securities	5/26/2026	GBP	200,000	USD	270,408	796	–
HSBC Securities	5/26/2026	USD	587,921	GBP	428,283	–	(10,571)
HSBC Securities	5/26/2026	USD	273,478	GBP	200,000	–	(3,866)
HSBC Securities	5/26/2026	GBP	400,000	USD	541,418	2,195	–
HSBC Securities	5/26/2026	GBP	150,000	USD	202,231	22	–
HSBC Securities	5/26/2026	GBP	400,000	USD	538,735	–	(488)
HSBC Securities	5/26/2026	GBP	150,000	USD	204,780	2,571	–
HSBC Securities	5/26/2026	GBP	50,000	USD	68,180	777	–
HSBC Securities	5/26/2026	USD	1,316,321	GBP	958,658	–	(23,994)
HSBC Securities	5/26/2026	GBP	50,000	USD	67,853	450	–
HSBC Securities	5/26/2026	USD	2,191,979	GBP	1,597,763	–	(38,102)
HSBC Securities	5/26/2026	USD	2,438,567	GBP	1,778,932	–	(40,464)
HSBC Securities	5/26/2026	USD	491,316	GBP	358,441	–	(8,117)
HSBC Securities	5/26/2026	GBP	150,000	USD	203,990	1,782	–
HSBC Securities	5/26/2026	USD	654,780	GBP	477,923	–	(10,512)
HSBC Securities	3/2/2026	JPY	10,000,000	USD	64,153	118	–
HSBC Securities	3/2/2026	USD	256,224	JPY	40,000,000	–	(85)
HSBC Securities	3/2/2026	JPY	10,000,000	USD	64,089	54	–
HSBC Securities	3/2/2026	JPY	10,000,000	USD	64,090	55	–
HSBC Securities	3/2/2026	JPY	10,000,000	USD	64,125	90	–
HSBC Securities	3/3/2026	JPY	10,000,000	USD	64,058	6	–
HSBC Securities	3/3/2026	JPY	10,000,000	USD	64,115	64	–
HSBC Securities	3/3/2026	JPY	10,000,000	USD	64,160	108	–
HSBC Securities	3/3/2026	USD	64,147	JPY	10,000,000	–	(95)
HSBC Securities	4/7/2026	USD	65,328	JPY	10,000,000	–	(1,072)
HSBC Securities	4/7/2026	USD	64,396	JPY	10,000,000	–	(140)
HSBC Securities	4/7/2026	JPY	30,000,000	USD	192,756	–	(11)
HSBC Securities	4/7/2026	JPY	191,593,798	USD	1,244,359	13,263	–

See accompanying notes to financial statements.	26

Man Active Trend Enhanced ETF

Schedule of Investments (Consolidated) (Continued)

February 28, 2026 (Unaudited)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation	Unrealized Depreciation
HSBC Securities	4/7/2026	JPY	40,000,000	USD	257,019	$–	$(3)
HSBC Securities	4/7/2026	JPY	30,000,000	USD	193,687	920	–
HSBC Securities	4/7/2026	USD	131,248	JPY	20,000,000	–	(2,737)
HSBC Securities	4/7/2026	USD	393,006	JPY	60,000,000	–	(7,472)
HSBC Securities	4/7/2026	USD	261,519	JPY	40,000,000	–	(4,497)
HSBC Securities	4/7/2026	JPY	10,000,000	USD	65,600	1,345	–
HSBC Securities	4/7/2026	JPY	295,009,303	USD	1,914,333	18,735	–
HSBC Securities	4/7/2026	USD	582,138	JPY	90,000,000	–	(3,838)
HSBC Securities	4/7/2026	JPY	10,000,000	USD	64,753	497	–
HSBC Securities	4/7/2026	JPY	423,396,899	USD	2,748,012	27,451	–
HSBC Securities	4/7/2026	USD	192,461	JPY	30,000,000	306	–
HSBC Securities	3/2/2026	USD	59,833	NZD	100,000	152	–
HSBC Securities	3/2/2026	NZD	100,000	USD	59,876	–	(110)
HSBC Securities	4/15/2026	USD	120,838	NZD	200,000	–	(648)
HSBC Securities	4/15/2026	USD	180,643	NZD	300,000	–	(358)
HSBC Securities	4/15/2026	USD	121,422	NZD	200,000	–	(1,233)
HSBC Securities	4/15/2026	USD	120,029	NZD	200,000	161	–
HSBC Securities	4/15/2026	USD	181,700	NZD	300,000	–	(1,415)
HSBC Securities	4/15/2026	USD	180,988	NZD	300,000	–	(703)
HSBC Securities	4/15/2026	USD	60,527	NZD	100,000	–	(432)
HSBC Securities	4/15/2026	USD	121,413	NZD	200,000	–	(1,224)
HSBC Securities	4/15/2026	USD	182,066	NZD	300,000	–	(1,781)
HSBC Securities	4/15/2026	USD	60,408	NZD	100,000	–	(313)
HSBC Securities	4/15/2026	USD	60,030	NZD	100,000	64	–
HSBC Securities	4/15/2026	USD	59,973	NZD	100,000	122	–
HSBC Securities	4/15/2026	USD	242,562	NZD	400,000	–	(2,182)
HSBC Securities	4/15/2026	USD	59,616	NZD	100,000	479	–

Total Unrealized Appreciation (Depreciation)						$627,738	$(277,655)

Open futures contracts outstanding as of February 28, 2026:

Type	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at February 28, 2026	Unrealized Appreciation (Depreciation)
Long position contracts:
Brent Crude	3/31/2026	30	$2,186,100	$121,010
Copper	5/27/2026	10	1,514,875	21,675
DAX Index	3/20/2026	4	2,995,002	50,868
EURO STOXX 50 Index	3/20/2026	54	3,926,008	190,238
Euro-Bobl 5-Year	3/6/2026	37	5,135,258	15,372
Euro-Bobl 5-Year	6/8/2026	6	837,282	1,170
Euro-Bund	3/6/2026	11	1,692,678	7,208
Euro-Bund	6/8/2026	4	610,651	1,028
FTSE 100 Index	3/20/2026	25	3,674,380	323,681
Gold 100 Oz	4/28/2026	5	2,623,950	168,743
Long Gilt	6/26/2026	28	3,534,951	35,255
NASDAQ 100 E-Mini Index	3/20/2026	3	1,500,285	(41,830)
Russell 2000 E-Mini Index	3/20/2026	20	2,634,700	42,360
S&P 500 E-Mini Index	3/20/2026	66	22,733,700	(32,858)

See accompanying notes to financial statements.	27

Man Active Trend Enhanced ETF

Schedule of Investments (Consolidated) (Continued)

February 28, 2026 (Unaudited)

Type	Expiration Date	Number of Contracts Purchased (Sold)	Notional Value at February 28, 2026	Unrealized Appreciation (Depreciation)
Silver	5/27/2026	2	$932,910	$88,790
TOPIX Index	3/12/2026	9	2,279,032	291,102
U.S. Treasury 10-Year Note	6/18/2026	69	7,853,062	43,078
U.S. Treasury 5-Year Note	6/30/2026	44	4,846,187	17,711
U.S. Treasury Long Bond	6/18/2026	32	3,791,000	31,641
U.S. Treasury Ultra Long Term Bond	6/18/2026	8	972,750	6,937
WTI Crude	3/20/2026	28	1,876,560	72,530

				$1,455,709

See accompanying notes to financial statements.	28

(This page intentionally left blank)

Man ETF Series Trust

Statements of Assets and Liabilities

February 28, 2026 (Unaudited)

	Man Active Income ETF	Man Active High Yield ETF	Man Active Emerging Markets Alternative ETF	Man Active Trend Enhanced ETF (Consolidated)
Assets

Investments in securities, at fair value (Cost: $19,630,449, $17,495,806, $10,520,954 and $28,528,080, respectively)	$19,760,708	$17,264,713	$10,764,919	$28,729,997
Cash	1,137,827	1,444,896	632,637	3,268,006
Foreign currency (Cost: $168,933, $121,974, $– and $–, respectively)	168,566	121,988	–	–
Due from broker	–	977,085	36,360	–
Deposit at broker	9,892	10,000	–	4,095,107
Upfront premium paid on swap contracts	–	2,037	–	–
Receivable for investments sold	1,182,778	241,553	–	–
Interest receivable	317,990	345,932	–	–
Unrealized appreciation on swap transactions	86,744	13,104	646,087	–
Unrealized appreciation on forward foreign currency contracts	82,261	101,755	–	627,738
Reclaims receivable	760	–	–	–
Dividend receivable	–	–	15,865	–
Variation margin receivable	–	–	–	4,686

Total assets	22,747,526	20,523,063	12,095,868	36,725,534

Liabilities
Payable for investments purchased	1,503,091	1,007,000	–	88,058
Due to broker	40,638	–	–	6,957
Investment advisory fees payable	13,801	10,361	7,461	25,840
Unrealized depreciation on forward foreign currency contracts	8,202	3,299	–	277,655
Unrealized depreciation on swap transactions	–	–	226,535	–
Accrued expenses and other liabilities	–	–	1,473	–

Total liabilities	1,565,732	1,020,660	235,469	398,510

Net assets	$21,181,794	$19,502,403	$11,860,399	$36,327,024

Composition of Net Assets
Paid-in capital	$21,064,017	$19,658,500	$10,006,100	$32,157,821
Total distributable earnings/(accumulated loss)	117,777	(156,097)	1,854,299	4,169,203

Net Assets	$21,181,794	$19,502,403	$11,860,399	$36,327,024

NET ASSET VALUE PER SHARE
Shares Outstanding (no par value, unlimited shares authorized)	840,001	784,000	400,004	1,280,004
Net Asset Value Per Share	$25.22	$24.88	$29.65	$28.38

See Notes to Financial Statements.	30

Man ETF Series Trust

Statements of Operations

Period Ended February 28, 2026 (Unaudited)

	Man Active Income ETF (a)	Man Active High Yield ETF (a)	Man Active Emerging Markets Alternative ETF (b)	Man Active Trend Enhanced ETF (Consolidated)(b)
Investment income
Interest income	$685,413	$702,571	$34,842	$100,144
Dividend income (net of withholding tax of $–, $–, $152 and $–, respectively)	–	–	2,077	–

Total investment income	685,413	702,571	36,919	100,144

Expenses
Investment advisory fees	$79,617	$60,946	$18,621	$65,148

Total expenses	79,617	60,946	18,621	65,148

Net investment income	605,796	641,625	18,298	34,996

Realized and Unrealized Gain / (Loss)

Net realized gain / (loss) from:
Investment securities	(8,478)	39,895	(2,200)	(9,477)
Swap transactions	(45,305)	(8,159)	1,174,617	–
Futures contracts	4,703	–	–	2,126,342
Forward foreign currency contracts	(27,082)	30,080	–	12,091
Foreign currency transactions	(70,232)	(75,963)	67	(4,369)

Net realized gain / (loss)	(146,394)	(14,147)	1,172,484	2,124,587

Net change in net unrealized appreciation / (depreciation) on:
Investment securities	130,259	(231,093)	243,965	201,917
Swap transactions	86,744	13,104	419,552	–
Futures contracts	(2,328)	–	–	1,455,709
Forward foreign currency contracts	74,059	98,456	–	350,083
Foreign currency translations	(123)	499	–	1,911

Net change in net unrealized appreciation / (depreciation)	288,611	(119,034)	663,517	2,009,620

Net realized and unrealized gain / (loss)	142,217	(133,181)	1,836,001	4,134,207

Net increase / (decrease) in net assets resulting from operations	$748,013	$508,444	$1,854,299	$4,169,203

(a)	Commencement of operations September 16, 2025.
(b)	Commencement of operations December 16, 2025.

See Notes to Financial Statements.	31

Man ETF Series Trust

Statements of Changes in Net Assets

	Man Active Income ETF	Man Active High Yield ETF	Man Active Emerging Markets Alternative ETF	Man Active Trend Enhanced ETF (Consolidated)
	For the Period September 16, 2025* to February 28, 2026 (unaudited)	For the Period September 16, 2025* to February 28, 2026 (unaudited)	For the Period December 16, 2025* to February 28, 2026 (unaudited)	For the Period December 16, 2025* to February 28, 2026 (unaudited)
Change in net assets resulting from operations
Net investment income	$605,796	$641,625	$18,298	$34,996
Net realized gain / (loss)	(146,394)	(14,147)	1,172,484	2,124,587
Net change in net unrealized appreciation / (depreciation)	288,611	(119,034)	663,517	2,009,620

Net increase in net assets resulting from operations	748,013	508,444	1,854,299	4,169,203

Distributions to Shareholders	(630,236)	(664,541)	–	–

Capital Share Transactions
Proceeds from shares created	21,064,017	19,658,500	10,006,100	32,157,821
Cost of shares redeemed	–	–	–	–

Net increase from capital share transactions	21,064,017	19,658,500	10,006,100	32,157,821

Total increase in net assets	21,181,794	19,502,403	11,860,399	36,327,024

Net Assets
Beginning of period	–	–	–	–

End of period	$21,181,794	$19,502,403	$11,860,399	$36,327,024

*Commencement of operations.

See Notes to Financial Statements.	32

Man ETF Series Trust

Financial Highlights

Man Active Income ETF

Selected Data for a Share of Capital Stock Outstanding

	For the Period September 16, 2025(a) to February 28, 2026 (unaudited)
Net asset value per share, beginning of period	$25.00

Income from Investment Operations
Net investment income(b)(c)	0.73
Net realized and unrealized gain / (loss)	0.24

Net increase / (decrease) in net assets resulting from investment operations	0.97

Distributions from:
Net investment income	(0.75)

Net asset value per share, end of period	$25.22

Market price, end of period	$25.29

Total Return
Total investment return based on net asset value(d)	3.93%
Total investment return based on market price (e)	4.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,182
Ratio to average net assets of:
Expenses	0.85%	(f)
Net investment income / (loss)(c)	6.47%	(f)
Portfolio turnover rate(g)	51%

(a)	Commencement of operations.

(b)	Based on average shares outstanding.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.

(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)

The market price returns are calculated using the official closing price of the Fund’s shares on its primary listing exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)	Annualized.

(g)

Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See Notes to Financial Statements.	33

Man ETF Series Trust

Financial Highlights (Continued)

Man Active High Yield ETF

Selected Data for a Share of Capital Stock Outstanding

	For the Period September 16, 2025(a) to February 28, 2026 (unaudited)
Net asset value per share, beginning of period	$25.00

Income from Investment Operations
Net investment income(b)(c)	0.82
Net realized and unrealized gain / (loss)	(0.09)

Net increase / (decrease) in net assets resulting from investment operations	0.73

Distributions from:
Net investment income	(0.85)

Net asset value per share, end of period	$24.88

Market price, end of period	$24.95

Total Return
Total investment return based on net asset value(d)	2.95%
Total investment return based on market price (e)	3.22%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$19,502
Ratio to average net assets of:
Expenses	0.69%	(f)
Net investment income / (loss)(c)	7.26%	(f)
Portfolio turnover rate(g)	59%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)

The market price returns are calculated using the official closing price of the Fund’s shares on its primary listing exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)	Annualized.
(g)

Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See Notes to Financial Statements.	34

Man ETF Series Trust

Financial Highlights (Continued)

Man Active Emerging Markets Alternative ETF

Selected Data for a Share of Capital Stock Outstanding

For the Period December 16, 2025(a) to February 28, 2026 (unaudited)
Net asset value per share, beginning of period	$25.00

Income from Investment Operations
Net investment income(b)(c)	0.05
Net realized and unrealized gain / (loss)	4.60

Net increase / (decrease) in net assets resulting from investment operations	4.65

Net asset value per share, end of period	$29.65

Market price, end of period	$29.52

Total Return
Total investment return based on net asset value(d)	18.60%
Total investment return based on market price (e)	18.08%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,860
Ratio to average net assets of:
Expenses	0.85%(f)
Net investment income / (loss)(c)	0.84%(f)
Portfolio turnover rate(g)	4%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)

The market price returns are calculated using the official closing price of the Fund’s shares on its primary listing exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)	Annualized.
(g)

Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See Notes to Financial Statements.	35

Man ETF Series Trust

Financial Highlights (Continued)

Man Active Trend Enhanced ETF (Consolidated)

Selected Data for a Share of Capital Stock Outstanding

For the Period December 16, 2025(a) to February 28, 2026 (unaudited)
Net asset value per share, beginning of period	$25.00

Income from Investment Operations
Net investment income(b)(c)	0.03
Net realized and unrealized gain / (loss)	3.35

Net increase / (decrease) in net assets resulting from investment operations	3.38

Net asset value per share, end of period	$28.38

Market price, end of period	$28.29

Total Return
Total investment return based on net asset value(d)	13.52%
Total investment return based on market price (e)	13.16%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$36,327
Ratio to average net assets of:
Expenses	0.95%(f)
Net investment income / (loss)(c)	0.51%(f)
Portfolio turnover rate(g)	20%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the investment companies in which the Fund invests.
(d)

Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized.

(e)

The market price returns are calculated using the official closing price of the Fund’s shares on its primary listing exchange. Total investment returns calculated for a period less than one year are not annualized.

(f)	Annualized.
(g)

Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

See Notes to Financial Statements.	36

Man ETF Series Trust

Notes to Financial Statements

For the period from commencement of operations through February 28, 2026

1. Organization

Man ETF Series Trust (the “Trust”) was organized as a Delaware statutory trust on March 10, 2025 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of the Man Active Income ETF, the Man Active High Yield ETF, the Man Active Emerging Markets Alternative ETF, and the

Man Active Trend Enhanced ETF (individually a “Fund”, collectively “the Funds’). Each Fund is a non-diversified series of the Trust. The following table provides information about the Funds’ inception date and principal investment objectives:

ETF	Inception Date	Investment Objective

Man Active Income ETF	9/16/2025	Provide Current Income

Man Active High Yield ETF	9/16/2025	Provide Income and Capital Growth over the medium to long term

Man Active Emerging Markets Alternative ETF	12/16/2025	Provide Capital Growth over the medium to long term

Man Active Trend Enhanced ETF	12/16/2025	Provide Capital Growth

Man Solutions LLC (the “Adviser”) serves as the investment adviser to the Funds pursuant to the Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has entered into an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with GLG Partners LP, Numeric Investors LLC and AHL Partners LLP (each a “Sub-Adviser” and together the “Sub-Advisers” or “the Sub-Adviser”) to manage, on a daily basis, the assets of Man Active High Yield ETF & Man Active Income ETF, Man Active Emerging Markets Alternative ETF and Man Active Trend Enhanced ETF, respectively (each a “Sub-Adviser” and together the “Sub-Advisers” or “the Sub-Adviser”).

2. Cayman Subsidiary

The Man Active Trend Enhanced ETF intends to gain exposure to the commodities futures markets by investing through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”) that is advised by the Sub-Adviser. The Fund will invest in the Subsidiary in a manner as permitted under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Subsidiary will invest primarily in commodity-linked derivative instruments, such as commodity futures, forward and swaps, and other investments and cash instruments to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary will generally invest in commodities futures contracts and other derivative instruments that do not generate “qualifying income” under the source of income test required to qualify as a regulated investment company (“RIC”) under Subchapter M of the Code. Unlike the Fund, the Subsidiary may invest without limitation in commodity-linked derivatives; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as an RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. The financial statements of the Subsidiary are consolidated with the Fund’s financial statements.

3. Significant Accounting Policies

The Funds’ financial statements have been prepared in conformity with United States generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. Dollars.

Management has determined that each Fund is a management investment company in conformity with U.S. GAAP and follows the accounting and reporting guidance for investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services – Investment Companies (“ASC 946”).

Use of Accounting Judgements and Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

Recently Issued Accounting Guidance

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Management evaluated this ASU and has concluded that there was no impact on the Funds’ financial statements.

Operating Segments

The Funds follow FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. The President of the Trust acts as the Funds’ chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of each Fund as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in each Fund’s Schedule of Investments, Statements of Changes in Net Assets and Financial Highlights.

37

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026

Investment Transactions and Related Investment Income and Expenses

Securities transactions are accounted for in the financial statements on trade date. Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date or, if later, when the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Expenses are recognized on an accrual basis.

Share Valuation

The net asset value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each of the Funds (i.e., the value of its total assets less total liabilities and withholdings) by the total number of shares outstanding of each Fund, rounded to the nearest cent. The NAV per share of each Fund is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally at 4:00 p.m. Eastern time.

Foreign Currency Translation

The fair value of investment securities and other assets and liabilities of the Funds denominated in foreign currencies are translated into U.S. dollars at the current exchange rate determined to be reasonable. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

The Funds do not isolate that portion of the results of operations resulting from the changes in foreign exchange rates on investments from the fluctuations arising from the changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

With respect to the Man Active Emerging Markets Alternative ETF, any assets and liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m. London time on the date of the valuation as quoted by one or more sources.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from the changes in the value of assets and liabilities other than investments in securities at the reporting period, resulting from changes in the exchange rate.

Realized Gains and Losses and Unrealized Appreciation and Depreciation

All realized gains and losses and changes in unrealized appreciation / (depreciation) on investments in securities, derivatives and foreign currency are included in net realized gain / (loss) and change in unrealized appreciation / (depreciation) on investments in securities, derivatives and foreign currency in the statements of operations. Unrealized appreciation and depreciation comprise of changes in the fair value of financial instruments for the year and from reversal of prior period’s unrealized appreciation and depreciation for financial instruments which were realized in the financial period. Realized gains and losses represent the difference between an instrument’s initial carrying amount and disposal amount, or cash payments or receipts made in respect of derivative contracts (excluding payments or receipts on collateral margin accounts for such instruments). The cost of securities sold is accounted for on a specific identification basis. Transaction costs or incremental costs directly attributable to the acquisition, issue or disposal of a financial asset or financial liability are included in net realized gain / (loss) and change in unrealized appreciation / (depreciation) on investments in securities, derivatives and foreign currency in the statements of operations.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid quarterly for the Man Active High Yield ETF and the Man Active Income ETF. The Man Active Emerging Markets Alternative ETF declares and pays dividends, if any, semi-annually and the Man Active Trend Enhanced ETF declares and pays dividends, if any, annually. Distributable net realized capital gains of the Funds, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Uninvested Cash

The Funds may maintain cash at their custodian which, at times, may exceed United States federally insured limits. The Funds maintain these balances with a high-quality financial institution in interest bearing accounts. The Funds may incur charges on cash overdrafts.

Federal Income Tax

Each Fund intends to qualify as a RIC under Subchapter M of the Code. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains earned on foreign investments at various rates. Where available, the Funds will file for claims on foreign taxes withheld. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period ended February 28, 2026, the Funds did not incur any interest or penalties.

Indemnification

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds shall enter into contracts that contain a variety of representations and that provide general indemnifications. The Funds’ maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Funds. However, based on experience, management expects the risk of loss to be remote.

38

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities

The following tables present certain of the Funds’ asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as of February 28, 2026:

Fund	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Collateral Received	Net Amount of Derivative Assets	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Collateral Pledged	Net Amount of Derivatives Liabilities
Man Active Income ETF
BNP Paribas	$8,085	$—	$—	$8,085	$—	$—	$—	$—
JPMorgan Chase Bank	78,659	—	(40,638)	38,021	—	—	—	—
The Bank of New York Mellon	82,261	(8,202)	—	74,059	8,202	(8,202)	—	—

	$169,005	$(8,202)	$(40,638)	$120,165	$8,202	$(8,202)	$—	$—

Man Active High Yield ETF
JPMorgan Chase Bank	$10,746	$—	$—	$10,746	$—	$—	$—	$—
The Bank of New York Mellon	101,755	(3,299)	—	98,456	3,299	(3,299)	—	—

	$112,501	$(3,299)	$—	$109,202	$3,299	$(3,299)	$—	$—

Man Active Emerging Markets Alternative ETF
Morgan Stanley	$646,087	$(226,535)	$—	$419,552	$226,535	$(226,535)	$—	$—

Man Active Trend Enhanced ETF
BNP Paribas	$85,437	$(76,200)	$—	$9,237	$76,200	$(76,200)	$—	$—
HSBC Securities	537,626	(201,455)	—	336,171	201,455	(201,455)	—	—
NatWest Markets Plc	4,675	—	—	4,675	—	—	—	—

	$627,738	$(277,655)	$—	$350,083	$277,655	$(277,655)	$—	$—

39

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026

Impact of Derivatives on the Statements of Assets and Liabilities

The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Funds’ Statements of Assets and Liabilities as of February 28, 2026:

Assets Derivatives

Fund	Equity Risk	Commodity Risk	Credit Risk	Interest Risk	Forward Currency Contract Risk
Man Active Income ETF
Unrealized appreciation on forward foreign currency contracts	$–	–	–	–	82,261
Unrealized appreciation on swap transactions	–	–	86,744	–	–
Man Active High Yield ETF
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	101,755
Unrealized appreciation on swap transactions	–	–	13,104	–	–
Man Active Emerging Markets Alternative ETF
Unrealized appreciation on swap transactions	646,087	–	–	–	–
Man Active Trend Enhanced ETF
Unrealized appreciation on futures contracts*	823,561	472,748	–	159,400	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	627,738

Liability Derivatives

Fund	Equity Risk	Commodity Risk	Credit Risk	Interest Risk	Forward Currency Contract Risk
Man Active Income ETF
Unrealized depreciation on futures contracts*	$–	–	–	2,328	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	8,202
Man Active High Yield ETF
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	3,299
Man Active Emerging Markets Alternative ETF
Unrealized depreciation on swap transactions	226,535	–	–	–	–
Man Active Trend Enhanced ETF
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	277,655

* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statements of Assets and Liabilities.

The notional value of the derivative instruments outstanding as of February 28, 2026, as disclosed in the Schedules of Investments, and the amounts of realized and unrealized gains and losses on derivative instruments during the year as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

40

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026

4. Investment Advisory Agreement and Other Services

Under an investment advisory agreement between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advisory services to the Funds. For such investment advisory services, the Funds have agreed to pay the Adviser a unitary advisory fee payable at the annual rate equal to the percentage of each of the respective Funds’ average daily net assets set forth in the table below:

ETF	Unitary Fee
Man Active income ETF	0.85%
Man Active High Yield ETF	0.69%
Man Active Emerging Markets Alternative ETF	0.85%
Man Active Trend Enhanced ETF	0.95%

In addition, the Adviser has contractually agreed to pay all expenses incurred by, and appropriately allocated to, the Funds except for the advisory fee; investment-related costs (such as interest charges on any borrowings, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments); taxes; proxy and shareholder meeting expenses (unless the need for a shareholder meeting is caused by the Adviser, such as a change of control of the Adviser); fees and expenses related to the provision of securities lending services; acquired fund fees and expenses (other than management and shareholder service fees paid to the Adviser attributable to the Funds’ investment in such acquired funds); legal fees or expenses in connection with any arbitration, litigation, or pending or threatened arbitration or litigation, including any settlements in connection therewith; legal fees incurred at the request or direction of a Fund service provider other than the Adviser; extraordinary (as mutually determined by the Board and the Adviser) or non-recurring expenses not incurred in the ordinary course of the Funds’ business; and distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Funds have adopted a Distribution (12b-1) Plan pursuant to which the Funds may incur and pay a Distribution (12b-1) Fee of up to a maximum of 0.25%. No such fee is currently incurred and paid by the Funds. The Funds will not incur and pay such a Distribution (12b-1) Fee until such time as approved by the Funds’ Board of Trustees (the “Board”).

The Bank of New York (“BNY”) serves as administrator, custodian and transfer agent for the Funds. BNY maintains all necessary records of the Funds.

5. Fair Value of Financial Instruments

Securities listed on a securities exchange (i.e., exchange-traded equity securities), market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued by the Fund’s independent pricing agents at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at the time as of which the Fund’s NAV is calculated if a security’s exchange is normally open at that time). If there is no such reported sale, the Adviser will determine its fair value using appropriate fair value methodologies in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain bid and ask prices from two broker-dealers who make a market in the portfolio instrument and determines the average of the two.

Any investments in open-end investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in open-end investment companies that trade on an exchange are valued in the same manner as other exchange-traded equity securities (described above).

Fixed-income securities (including convertible securities) normally are valued on the basis of prices provided by independent pricing services in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees which will typically be at the mid price between the bid and ask for certain markets. Pricing services generally value fixed-income securities assuming orderly transactions of institutional round lot size, but the Fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots, and their value may be adjusted accordingly.

Securities for which market prices are not “readily available,” or for which market prices are not deemed to reflect current market values, or that are debt securities where no evaluated price is available from the Trust’s third-party pricing agents pursuant to established methodologies, are fair valued in accordance with the Trust’s valuation policies and procedures approved by the Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using “fair value” pricing may include, but are not limited to, the security’s trading has been halted or suspended; the security’s primary trading market is temporarily closed; or the security has not been traded for an extended period of time.

In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that trade outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its NAV. A Significant Event may relate to a single issuer or to an entire market sector, country or region. Events that may be Significant Events may include government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser or Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a portfolio instrument or group of portfolio instruments after the closing of the exchange or market on which the portfolio instrument or portfolio instruments principally trade, but before the time at which the Fund calculates its NAV, it will notify the Fund’s administrator and may request that an ad hoc meeting of the Valuation Committee be called. Fair value pricing involves subjective judgments, and it is possible that a fair value determination for a security may be materially different than the value that could actually be realized upon the sale of the security or than that of another fund that uses market quotations or its own fair value procedures to price the same securities.

Trading in securities on many foreign exchanges is normally completed before the close of business on each Business Day. In addition, securities trading in a particular country or countries may not take place on each Business Day or may take place on days that are not Business Days. Changes in valuations on certain securities may occur at times or on days on which the Fund’s NAV is not calculated and on which Fund shares do not trade and sales and redemptions of shares do not occur. As a result, the value of the Fund’s portfolio securities and the net asset value of its shares may change on days when share purchases or sales cannot occur.

41

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026

The Board of Trustees has designated the Adviser as the valuation designee for the Fund under Rule 2a-5 of the 1940 Act, subject to its oversight. The Adviser has adopted procedures and methodologies to fair value Fund investments whose market prices are not readily available or are deemed to be unreliable. For example, such circumstances may arise when: (i) an investment has been delisted or has had its trading halted or suspended; (ii) an investment’s primary pricing source is unable or unwilling to provide a price; (iii) an investment’s primary trading market is closed during regular market hours; or (iv) an investment’s value is materially affected by events occurring after the close of the investment’s primary trading market. Generally, when fair valuing an investment, the Adviser will take into account all reasonably available information that may be relevant to a particular valuation including, but not limited to, fundamental analytical data regarding the issuer, information relating to the issuer’s business, recent trades or offers of the investment, general and/or specific market conditions, and the specific facts giving rise to the need to fair value the investment. Fair value determinations are made in good faith and in accordance with the fair value methodologies included in the Adviser-adopted valuation procedures. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the Adviser will be able to obtain the fair value assigned to the investment upon the sale of such investment.

Each Fund utilizes various methods to measure the fair value of all its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2026 for each Fund’s investments measured at fair value:

	$		$		$		$
Man Active Income ETF
Assets	Level 1		Level 2		Level 3		Total

Bank Loans		$—		$2,950,310		$—		$2,950,310

Corporate Bonds		—		15,031,743		—		15,031,743

Asset-Backed Securities		—		1,481,337		—		1,481,337

Short Term Investments		297,318		—		—		297,318

Total Investments in Securities		297,318		19,463,390		—		19,760,708

Other Financial Instruments:

Forward Foreign Currency Contracts		—		82,261		—		82,261

Total Return Swaps		—		86,744		—		86,744

Total Other Financial Instruments		—		169,005		—		169,005

Total Investments in Securities and Other Financial Instruments		297,318		19,632,395		—		19,929,713

Liabilities

Other Financial Instruments:

Forward Foreign Currency Contracts		—		(8,202)		—		(8,202)

Futures Contracts		(2,328)		—		—		(2,328)

Total Other Financial Instruments		(2,328)		(8,202)		—		(10,530)

TOTAL		294,990		19,624,193		—		19,919,183

	$		$		$		$

Man Active High Yield ETF
Assets	Level 1		Level 2		Level 3		Total

Bank Loans		$—		$945,000		$—		$945,000

Corporate Bonds		—		15,925,056		—		15,925,056

42

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026

	$		$		$		$

Short Term Investments		$394,657		$—		$—		$394,657

Total Investments in Securities		394,657		16,870,056		—		17,264,713

Other Financial Instruments:

Forward Foreign Currency Contracts		—		101,755		—		101,755

Total Return Swaps		—		10,747		—		10,747

Credit Default Swaps		—		2,357		—		2,357

Total Other Financial Instruments		—		114,859		—		114,859

Total Investments in Securities and Other Financial Instruments		394,657		16,984,915		—		17,379,572

Liabilities

Other Financial Instruments:

Forward Foreign Currency Contracts		—		(3,299)		—		(3,299)

TOTAL		394,657		16,981,616		—		17,376,273

	$		$		$		$

Man Active Emerging Markets Alternative ETF
Assets	Level 1		Level 2		Level 3		Total

Exchange-Traded Funds		$1,249,253		$—		$—		$1,249,253

Short Term Investments		4,797,434		—		—		4,797,434

Common Stocks		4,718,232		—		—		4,718,232

Total Investments in Securities		10,764,919		—		—		10,764,919

Other Financial Instruments:

Total Return Swaps		—		646,087		—		646,087

Total Investments in Securities and Other Financial Instruments		10,764,919		646,087		—		11,411,006

Liabilities

Other Financial Instruments:

Total Return Swaps		—		(226,535)		—		(226,535)

TOTAL		10,764,919		419,552		—		11,184,471

	$		$		$		$

Man Active Trend Enhanced ETF
Assets	Level 1		Level 2		Level 3		Total

Exchange-Traded Funds		$18,175,504		$—		$—		$18,175,504

Short Term Investments		10,554,493		—		—		10,554,493

Total Investments in Securities		28,729,997		—		—		28,729,997

Other Financial Instruments:

Futures Contracts		1,530,397		—		—		1,530,397

Forward Foreign Currency Contracts		—		627,738		—		627,738

Total Other Financial Instruments		1,530,397		627,738		—		2,158,135

Total Investments in Securities and Other Financial Instruments		30,260,394		627,738		—		30,888,132

Liabilities

Other Financial Instruments:

Forward Foreign Currency Contracts		—		(277,655)		—		(277,655)

Futures Contracts		(74,688)		—		—		(74,688)

Total Other Financial Instruments		(74,688)		(277,655)		—		(352,343)

TOTAL		30,185,706		350,083		—		30,535,789

The Funds did not hold any Level 3 securities during the period ended February 28, 2026.

43

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026

6. Derivative Financial Instruments

Forward Foreign Currency Contracts

As foreign securities are purchased, a Fund may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

The average market value of forward foreign currency exchange contracts bought and sold during the period ended February 28, 2026, was $990,974 and $8,059,238, respectively for the Man Active Income ETF, $869,764 and $7,919,183, respectively for the Man Active High Yield ETF, and $35,741,765 and $17,779,690, respectively for the Man Active Trend Enhanced ETF. Open forward foreign currency exchange contracts outstanding at February 28, 2026, are listed in the Schedule of Investments.

For the period ended February 28, 2026, realized gains/(losses) and the change in unrealized appreciation / (depreciation) on forward foreign currency contracts subject to currency risk, as disclosed in the Statements of Operations, is as follows:

ETF	Risk Type	Realized Gain / (Loss)	Change in Unrealized Appreciation / (Depreciation)
Man Active Income ETF	Foreign Exchange	$(27,082)	$74,059
Man Active High Yield ETF	Foreign Exchange	$30,080	$98,456
Man Active Trend Enhanced ETF	Foreign Exchange	$12,091	$350,083

Futures Contracts

The Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds may sell futures contracts to hedge against market risk, foreign currency exchange rate risks and to reduce return volatility. Futures are standardized exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold, and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Funds may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Funds’ volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The average notional values of long position and short position futures contracts open during the period ended February 28, 2026, were $0 and $362,461, respectively for the Man Active Income ETF, and $76,695,612 and $0, respectively for the Man Active Trend Enhanced ETF. Open futures contracts outstanding at February 28, 2026, are listed in the Schedule of Investments.

For the period ended February 28, 2026, realized gains/(losses) and the change in unrealized appreciation / (depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

ETF	Risk Type	Realized Gain / (Loss)	Change in Unrealized Appreciation / (Depreciation)
Man Active Income ETF	Interest Rate	$4,703	$(2,328)
Man Active Trend Enhanced ETF	Equity	$392,022	$823,561
Man Active Trend Enhanced ETF	Commodity	$2,206,813	$472,748
Man Active Trend Enhanced ETF	Interest Rate	$(472,493)	$159,400

Swap Agreements

Certain Funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter (“OTC”) swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the “notional amount” (i.e., the return or increase in value of a particular dollar amount invested in a “basket” of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

44

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026

The swaps in which a Fund may invest may be centrally cleared or bi-laterally traded. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Fund’s maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Fund. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing do not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Funds use cash and certain securities as collateral to swap agreements as indicated on the Schedule of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Funds. If the counterparty defaults, a Fund may seek return of this collateral and incur certain costs exercising their rights to the collateral.

The average notional values of long total return swaps open during the period ended February 28, 2026, were $1,788,471 for the Man Active Income ETF, $263,653 for the Man Active High Yield ETF, and $12,153,136 for the Man Active Emerging Markets Alternative ETF. The average notional values of credit default swaps sell protection open during the period ended February 28, 2026, were $88,000 for the Man Active High Yield ETF. Open swap contracts outstanding at February 28, 2026, are listed in the Schedule of Investments.

For the period ended February 28, 2026, realized gains/(losses) and the change in unrealized appreciation / (depreciation) on swap agreements by risk type, as disclosed in the Statements of Operations, is as follows:

ETF	Risk Type	Realized Gain / (Loss)	Change in Unrealized Appreciation / (Depreciation)
Man Active Income ETF	Credit	$(45,305)	$86,744
Man Active High Yield ETF	Credit	$(8,159)	$13,104
Man Active Emerging Markets Alternative ETF	Equity	$1,174,617	$419,552

7. Organizational Expenses and Offering Costs

All costs relating to the organization and initial registration of the Funds, are being borne by the Adviser. The Adviser has also agreed to pay all ongoing administrative costs of the Funds, excluding certain trading costs (see Note 4). These costs are not subject to recoupment from the Funds by the Adviser.

8. Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended February 28, 2026 were as follows:

Funds	Purchases	Sales
Man Active Income ETF	$28,309,253	$9,095,999
Man Active High Yield ETF	26,744,207	10,026,177
Man Active Emerging Markets Alternative ETF	5,953,985	227,889
Man Active Trend Enhanced ETF	20,503,057	3,562,499

Purchases and sales of in-kind transactions for the period ended February 28, 2026 were as follows:

Funds	Purchases In-Kind	Sales In-Kind
Man Active Trend Enhanced ETF	$1,042,259	$–

9. Principal Risks

The following chart identifies the principal risks associated with each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.

45

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026

Principal Risk	Man Active High Yield ETF	Man Active Income ETF	Man Active Emerging Markets Alternative ETF	Man Active Trend Enhanced ETF

Bank Loan Risk	●	●

Cash Transactions Risk	●	●	●	●

Company Capitalization Risk			●

Concentration Risk			●

Counterparty Risk	●	●	●	●

Credit Risk	●	●		●

Debt Securities Risk	●	●

Depositary Receipt Risk			●

Derivatives Risk	●	●	●	●

Distressed and Defaulted Securities Risk	●	●

Emerging Markets Risk	●	●	●	●

Equity Securities Risk	●	●	●	●

ETF Risk	●	●	●	●

Fixed-Income Securities Risk	●	●		●

Foreign Currency Risk	●	●	●	●

Foreign Investment Risk	●	●	●	●

Government and Agency Securities Risk		●		●

High Yield Securities Risk	●	●

Interest Rate Risk	●	●		●

Large-Cap Company Risk				●

Large Shareholder Risk	●	●

Leverage Risk	●	●	●	●

Liquidity Risk	●	●	●	●

Management Risk	●	●	●	●

Market Risk	●	●	●	●

Mortgage- and Asset-Backed Securities Risk	●	●

New Fund Risk	●	●	●	●

Non-Diversification Risk	●	●	●	●

Other Investment Company Risk	●	●	●	●

Portfolio Turnover Risk				●

Securitization Risk		●

Sovereign Debt Risk		●

46

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026

Subordinated Debt Risk	●

Subsidiary Risk				●

Synthetic Short Exposure Risk			●

Tax Risk	●	●	●	●

Variable and Floating Rate Instrument Risk	●	●

The Funds are subject to a number of principal risks that may affect the value of its shares. The following risks of investing in the Funds are listed below are presented in alphabetical order and not in order of importance or potential exposure.

Bank Loan Risk

The market for bank loans may not be highly liquid and the Funds may have difficulty selling them. In connection with purchasing loan participations, the Funds generally will have no right to enforce compliance by borrowers with loan terms nor any set-off rights, and the Funds may not benefit directly from any posted collateral. As a result, the Funds may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.

Cash Transactions Risk

The Funds currently intend to typically effect creation and redemptions via cash transactions, but the Trust reserves the right to require creations and redemption be effected in whole or in part “in-kind. “ To the extent creations and redemptions are effected in cash, the Funds may be less tax-efficient than an investment in an ETF that does not elect to effect all creations and redemptions principally for cash. To the extent the Funds sells securities to meet some or all of a redemption request with cash, the Funds may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process were used. Additionally, the Funds may incur additional brokerage costs related to buying and selling securities if the Funds utilize cash as part of a creation or redemption transaction than it would if the Funds had transacted entirely in-kind.

Company Capitalization Risk

The Funds may invest in companies with market capitalizations of any size, including small-capitalization and mid-capitalization (or “small-cap” and “mid-cap”) companies. The additional risks posed by small-cap and mid-cap companies could increase the volatility of the Funds’ portfolio and performance. Shareholders should expect that the value of the Funds’ shares will be more volatile than a fund that invests exclusively in large-cap companies.

Concentration Risk

If the Funds investments are focused in one or more industries or sectors of the economy, such as the financials and information technology sectors, such funds would be less broadly invested across industries or sectors than other funds. This means that concentrated funds tend to be more volatile than other funds, and the values of their investments tend to go up and down more rapidly. In addition, funds that invests in particular sectors is particularly susceptible to the impact of market, economic, political, regulatory, and other conditions and risks affecting those sectors. From time to time, a small number of companies may represent a large portion of a single sector.

Counterparty Risk

The Funds are subject to the risk that a party or participant to a transaction, such as a broker or a derivative counterparty, will be unwilling or unable to satisfy its obligation to make timely principal, interest or settlement payments or to otherwise honor its obligations to the Funds.

Credit Risk

Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security’s price to fall. The lower a security’s credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.

Debt Securities Risk

Debt securities, including those rated investment grade, are subject to credit risk and interest rate risk. Credit risk is the possibility that the issuer or guarantor of a debt security may be unable, or perceived to be unable or unwilling, to pay interest or repay principal when they become due. In these instances, the value of an investment could decline, and the Funds could lose money. Interest rate risk is the possibility that interest rates will change over time. When interest rates rise, the value of debt securities tends to fall. The longer the terms of the debt securities held by the Funds, the more the Funds are subject to this risk.

Depositary Receipt Risk

The Funds may hold the securities of non-U.S. companies in the form of depositary receipts. The underlying securities of the depositary receipts in the Funds’ portfolio are subject to fluctuations in foreign currency exchange rates that may affect the value of the Funds’ portfolio. In addition, the value of

47

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026 the securities underlying the depositary receipts may change materially when the U.S. markets are not open for trading. Investments in the underlying foreign securities also involve political and economic risks distinct from those associated with investing in the securities of U.S. issuers.

Derivatives Risk

The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the Funds’ use of derivatives may result in losses to the Funds. Derivatives in which the Funds may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the Funds will not correlate with the underlying assets or the Funds’ other investments in the manner intended. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central trading clearing counterparty resides with the Funds’ clearing broker or the clearinghouse. Changes in regulation relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Funds’ ability to invest in derivatives, limit the Funds’ ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Funds’ performance. In addition, the Funds’ investments in derivatives are subject to the following risks:

•

Futures Contracts Risk- Risks of futures contracts include that, while the value of a futures contract tends to correlate with the value of the underlying asset that it represents, differences between the futures market and the market for the underlying asset may result in an imperfect correlation. Futures contracts may involve risks different from, and possibly greater than, the risks associated with investing directly in the underlying assets. The purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

•

Foreign Currency Forward Contracts Risk- Foreign currency forward contracts are a type of derivative contract whereby the Fund may agree to buy or sell a country’s or region’s currency at a specific price on a specific date in the future. These contracts are subject to the risk of political and economic factors applicable to the countries issuing the underlying currencies and may fall in value due to foreign market downswings or foreign currency value fluctuations. Derivative contracts ordinarily have leverage inherent in their terms and low margin deposits normally required in trading derivatives permit a high degree of leverage. Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Funds. The use of leveraged derivatives can magnify the Funds’ potential gain or loss and, therefore, amplify the effects of market volatility on the Funds’ share price.

•

Swaps Risk- Depending on their structure, swap agreements and options to enter into swap agreements (“swaptions”), both of which are types of derivatives, may increase or decrease the Funds’ exposure to long- or short-term interest rates, foreign currency values, corporate borrowing rates, or credit events or other reference points such as security prices or inflation rates.

•

Options Risk- The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. Options on single stocks may be cash- or physically-settled, depending upon the market in which they are traded.

Distressed and Defaulted Securities Risk

Distressed and defaulted securities are speculative and involve substantial risks in addition to the risks of investing in high yield securities. These securities may present a substantial risk of default or may be in default at the time of investment, requiring the Funds to incur additional costs.

Emerging Markets Risk

Emerging market securities typically present even greater exposure to the risks of foreign developed countries and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn. Certain emerging market countries may be subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping and therefore, material information related to an investment may not be available or reliable. Certain emerging market or developing countries are among the largest debtors to commercial banks and foreign governments. The issuer or governmental authority that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or pay interest when due in accordance with the terms of such obligations.

Equity Securities Risk

The value of the Funds’ portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

48

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026

ETF Risk

Like other ETFs, the Funds, and any ETFs that the Funds invests in, are subject to the following risks:

•

Authorized Participants Concentration Risk- The Funds have a limited number of financial institutions that may act as authorized participants (i.e., large institutions that have entered into agreements with the distributor of the Funds’ shares and are authorized to transact in Creation Units (described below) with the Funds) (“Authorized Participants”). To the extent they exit the business or are otherwise unable to proceed in creation and redemption transactions with the Funds and no other Authorized Participant is able to step forward to create or redeem, shares of the Funds may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. This, in turn, could lead to wider spreads between the bid price (i.e., the highest price a buyer is willing to pay to purchase shares) and the ask price (i.e., the lowest price a seller is willing to accept for shares) of the Funds.

•

Premium/Discount Risk- There may be times when the market price of the Funds’ shares is more than the NAV intra-day (at a premium to NAV) or less than the NAV intra-day (at a discount to NAV). As a result, shareholders of the Funds may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, bid-ask spreads (as defined below) may widen and market or stop loss orders to sell Fund shares may be executed at prices well below NAV.

•

Secondary Market Trading Risk- Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. In addition, secondary market investors will incur the cost of the difference between the price that an investor is willing to pay for shares (the bid price) and the price at which an investor is willing to sell shares (the ask price). This difference in bid and ask prices is often referred to as the “spread” or “bid-ask spread.” Secondary market trading is subject to bid-ask spreads and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareholder may temporarily be unable to purchase or sell shares of the Funds. In addition, although the Funds’ shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained or that the Funds’ shares will continue to be listed.

•

Cash Transactions Risk- The Funds may effect creation and redemptions partly or wholly for cash, but the Funds reserve the right to require creations and redemptions be effected in whole or in part “in-kind.” To the extent creations and redemptions are effected in cash, the Funds may be less tax-efficient than an investment in an ETF that does not elect to effect all creations and redemptions principally for cash. To the extent the Funds sell securities to meet some or all of a redemption request with cash, the Funds may incur taxable gains or losses that it might not have incurred had it made redemptions entirely in-kind. As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process were used. Additionally, the Funds may incur additional brokerage costs related to buying and selling securities if it utilizes cash as part of a creation or redemption transaction than it would if the Funds had transacted entirely in-kind.

Fixed-Income Securities Risk

The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in Fund redemption requests, including requests from shareholders who may own a significant percentage of the Funds’ shares, which may be triggered by market turmoil or an increase in interest rates, could cause the Funds to sell its holdings at a loss or at undesirable prices and adversely affect the Funds’ share price and increase the Funds’ liquidity risk, fund expenses and/or taxable distributions. Central Banks’ policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.

Foreign Currency Risk

Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Foreign currencies, particularly the currencies of emerging market countries, are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

Foreign Investment Risk

Investments in foreign markets entail special risks, such as currency, political (including geopolitical), economic and market risks, and heightened risks, that may result in losses to the Funds. There also may be greater market volatility, less reliable financial information, less stringent investor protections and disclosure standards, higher transaction and custody costs and risks, decreased market liquidity and less government and exchange regulation

49

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026 associated with investments in foreign markets. Investing in foreign government obligations, debt obligations of supranational entities and the sovereign debt of foreign countries, including emerging market countries, creates exposure to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities or in which the issuers are located. A governmental obligor may default on its obligations. Some sovereign obligors have been among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness.

Government and Agency Securities Risk

U.S. government and agency securities (such as securities issued by Government National Mortgage Association (“Ginnie Mae”), Federal National Mortgage Association or Federal Home Loan Mortgage Corporation) are subject to market risk, interest rate risk credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury or Ginnie Mae, that are backed by the full-faith-and- credit of the United States, are guaranteed only as to the timely payment of interest and principal when held to maturity, but the market prices for such securities are not guaranteed and will fluctuate.

High Yield Securities Risk

High yield securities and unrated securities of similar credit quality (commonly known as ‘junk bonds”) are considered speculative and have a much greater risk of default or of not returning principal and their values tend to be more volatile than higher-rated securities with similar maturities.

Interest Rate Risk

Prices of fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the Fund’s investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. When interest rates fall, the Funds’ investments in new securities may be at lower yields and may reduce the Funds’ income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time. Unlike investment grade bonds, however, the prices of high yield (“junk”) bonds may fluctuate unpredictably and not necessarily inversely with changes in interest rates.

Large-Cap Company Risk

The Funds may invest in large-capitalization (or “large-cap”) companies. Large-cap companies may have fewer opportunities to expand the market for their products or services, may focus their competitive efforts on maintaining or expanding their market share, and may be less capable of responding quickly to competitive challenges. These factors could result in the share price of large companies not keeping pace with the overall stock market or growth in the general economy, and could have a negative effect on the Funds’ portfolio, performance and share price.

Large Shareholder Risk

A significant percentage of the Funds shares may be owned or controlled by the Adviser and its affiliates, or one or more other large shareholders. Accordingly, the Funds are subject to the potential for large-scale inflows and outflows as a result of purchases and redemptions of its shares by such shareholders. These inflows and outflows could negatively affect the Funds’ net asset value and performance.

Leverage Risk

Certain Fund transactions, for example, the Funds’ principal strategy of using derivative instruments in the form of futures contracts, creates leverage. Leverage can result from exposure to an asset, index, rate, or underlying reference instrument. Leverage can increase both the risk and return potential of the Funds. The use of leverage may cause the Funds to maintain liquid assets or liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations. The loss on leveraged investments may substantially exceed the initial investment.

Liquidity Risk

When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the Funds’ share price may fall dramatically. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

Management Risk

The Funds are actively managed. Investment decisions, techniques, analyses or models implemented by the Funds’ Adviser or Sub-Adviser in seeking to achieve the Funds’ investment objective may not produce expected returns, may cause the Funds’ shares to lose value or may cause the Funds to underperform other funds with similar investment objectives.

Market Risk

The values of, and/or the income generated by, securities held by the Funds may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

50

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026

Mortgage- and Asset-Backed Securities Risk

Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Funds’ returns.

New Fund Risk

The Funds are new funds, with a limited or no operating history and a small asset base. There can be no assurance that the Funds will grow to or maintain a viable size. Due to the Funds’ small asset base, certain of the Funds’ expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Funds do not grow to or maintain a viable size, they may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.

Non-Diversification Risk

The Funds are non-diversified, which means that they may invest a greater percentage of its assets than a diversified fund in the securities of a limited number of issuers. The use of a non-diversified investment strategy may increase the volatility of the Funds’ investment performance, as the Funds may be more susceptible to risks associated with a single economic, political or regulatory event.

Other Investment Company Risk

Investments in other investment companies (including ETFs and money market funds) are subject to market and selection risk. In addition, if the Funds acquire shares of investment companies, shareholders bear both their proportionate share of expenses in the Funds and, indirectly, the expenses of the investment companies.

Portfolio Turnover Risk

The Funds may actively and frequently trade all or a significant portion of the Funds’ holdings. A high portfolio turnover rate increases transaction costs, which may increase the Funds’ expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

Securitization Risk

The Funds may invest in securitized debt instruments which are bonds that are backed by pools of individual loans. The risks associated with securitized instruments are those associated with the underlying loan assets, including credit and interest rate risk, as well as prepayment and liquidity risks.

Sovereign Debt Risk

Investments in debt instruments issued by sovereign entities may decline in value as a result of default or other adverse credit event resulting from an issuer’s inability or unwillingness to make principal or interest payments in a timely fashion.

Subordinated Debt Risk

The Funds may invest in debt securities that are subordinated to more senior securities of the issuer. Holders of debt securities that are subordinated or ‘junior” to more senior securities are entitled to payment after holders of more senior securities. Subordinated debt securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, may be disproportionately affected by a default, downgrade or perceived decline in creditworthiness, and may take longer to recover interest or principal.

Subsidiary Risk

By investing in the Subsidiary, the Man Active Trend Enhanced ETF is indirectly exposed to the risks associated with the Subsidiary’s investments. The futures contracts and other investments held by the Subsidiary are subject to the same economic risks that apply to similar investments if held directly by the Fund. The Subsidiary is not registered under the 1940 Act, and, unless otherwise noted in this Prospectus, is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to continue to operate as it does currently and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns. In addition, the Subsidiary is also subject to many of the risks to which the Fund is subject.

Synthetic Short Exposure Risk

The Funds may gain synthetic short exposure through a forward commitment through a swap agreement. Synthetic short exposures involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment.

Tax Risk

In order to qualify for the favorable tax treatment available to regulated investment companies, the Funds must satisfy certain income, asset diversification and distribution requirements each year. If the Funds were to fail the favorable tax treatment requirements, they would be taxed in the same manner as an ordinary corporation, which would adversely affect its performance. The tax treatment of derivative instruments, such as commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, futures, and options on futures, may be affected by future regulatory or legislative changes that could affect whether income from such investments is “qualifying income” under Subchapter M of the Code, or otherwise affect the character, timing and/or amount of the Funds’ taxable income or gains and distributions.

51

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026

Variable and Floating Rate Instrument Risk

During periods of rising interest rates, because changes in interest rates on adjustable rate securities may lag behind changes in market rates, the value of such securities may decline until their interest rates reset to market rates. During periods of declining interest rates, because the interest rates on adjustable rate securities generally reset downward, their market value is unlikely to rise to the same extent as the value of comparable fixed rate securities.

10.  Capital Share Transactions

Shares of the Man Active High Yield ETF and the Man Active Income ETF are listed on the NYSE Arca, Inc. exchange and shares of the Man Active Emerging Markets Alternative ETF and the Man Active Trend Enhanced ETF are listed on the NASDAQ Stock Market LLC (“NASDAQ”). These exchanges are national securities exchanges and trades occur in the secondary market, where most investors may buy and sell them at market prices that change throughout the day. Such market prices may be lower, higher or equal to net asset value (“NAV”). Accordingly, when transacting in the secondary market, investors may pay more than NAV when purchasing shares and receive less than NAV when selling shares. They may also be subject to brokerage commissions and charges. The Funds issue and redeem shares at NAV only in aggregations of a specified number of shares (“Creation Units”), generally in exchange for a basket of securities (“Basket”), together with a specified cash payment or, in certain circumstances, for an all cash payment. Unlike mutual funds, shares are not individually redeemable.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units. The Funds may adjust the creation transaction fee from time to time. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Funds may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover.

For the periods shown in the table below, transactions in capital shares were as follows:

Man Active
			Emerging	Man Active
			Markets	Trend
	Man Active	Man Active	Alternative	Enhanced ETF
	Income ETF	High Yield ETF	ETF	(Consolidated)
	For the Period	For the Period	For the Period	For the Period
	September 16,	September 16,	December 16,	December 16,
	2025* to	2025* to	2025* to	2025* to
	February 28,	February 28,	February 28,	February 28,
	2026	2026	2026	2026
Changes in Shares Outstanding
Shares outstanding, beginning of period	–	–	–	–
Shares created	840,001	784,000	400,004	1,280,004
Shares redeemed	–	–	–	–

Shares outstanding, end of period	840,001	784,000	400,004	1,280,004

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units. The Funds may adjust the redemption transaction fee from time to time. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses related to the execution of trades resulting from such transaction. The Funds may determine not to charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of the Funds’ shareholders. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds’ securities to the account of the Trust.

11.  Federal Income Taxes

At February 28, 2026, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

52

Man ETF Series Trust

Notes to Financial Statements (Continued)

For the period from commencement of operations through February 28, 2026

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
Funds	Cost	Appreciation	Depreciation	(Depreciation)
Man Active Income ETF	$19,630,449	$326,781	$ (196,522)	$130,259
Man Active High Yield ETF	17,495,806	219,305	(450,398)	(231,093)
Man Active Emerging Markets Alternative ETF	10,520,954	467,515	(223,550)	243,965
Man Active Trend Enhanced ETF	28,528,080	202,292	(375)	201,917

The tax character of current year distributions will be determined at the end of the current fiscal year.

12. Subsequent Events

In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.

53

Man ETF Series Trust

Board Considerations Regarding Approval of Investment Management Agreements and Sub-Advisory Agreements

Board Considerations Regarding Approval of Investment Advisory Agreement and Sub-Advisory Agreement for

Man Active High Yield ETF

Man Active Income ETF

At a meeting held on September 4, 2025, the Board of Trustees (the “Board”) of Man ETF Series Trust (the “Trust”), which is comprised solely of trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Trustees”), approved the Investment Advisory Agreement (the “Advisory Agreement”) between Man Solutions LLC (the “Adviser”) and the Trust for Man Active High Yield ETF and Man Active Income ETF (each, a “Fund” and collectively, the “Funds”) and the Sub-Advisory Agreement for each Fund between the Adviser and GLG Partners LP (the “Sub-Adviser”) (the “Sub-Advisory Agreement”).

Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided to each Fund, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the persons who will be responsible for the day-to-day management of the Funds. The Trustees considered information regarding each Fund’s investment objective, strategies and process. The Trustees noted other information the Board received and considered describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Man Group plc. The Trustees reviewed information related to the Adviser’s and Sub-Adviser’s compliance policies and procedures. Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ distributor, administrator, custodian, transfer agent and the Sub-Adviser. They noted the significant amount of time, effort and resources that was expected to be provided for each Fund.

Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Advisory Agreement were expected to be satisfactory.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to Adviser-identified select peer funds. The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund, including the fees payable to the Sub-Adviser, except for acquired fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the select peer group as shown below:

Fund	Unitary Fee	Select Peer Group
Man Active High Yield ETF	0.69%	Lower than 2 of 3 peers
Man Active Income ETF	0.85%	Lower than 1 of 3 peers

Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable in light of the services to be provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

In conjunction with their review of the unitary advisory fees, the Trustees also considered the sub-advisory fees to be paid by the Adviser for each Fund. Because the Funds had not yet commenced operations, the Adviser provided projected profitability for each Fund at various asset levels.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees noted that any reduction in fixed costs associated with

54

Man ETF Series Trust

Board Considerations Regarding Approval of Investment Management Agreements and Sub-Advisory Agreements (Continued)

the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees also noted that it is not anticipated that either Fund will generate significant profit for the Adviser and/or its affiliates for some time.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.

Based on all of the information considered and the conclusions reached, the Board determined to approve the Advisory Agreement for each Fund for an initial two-year period. No single factor was determinative in the Board’s analysis.

Sub-Advisory Agreements

As noted above, the Board approved the Sub-Advisory Agreement for each Fund at a meeting held on September 4, 2025. The review process followed by the Board is described in detail above. In connection with the review of the Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services to be provided to each Fund under the Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of the Sub-Adviser, the services to be provided by the Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel will manage the Funds, and the investment personnel who will be responsible for the day-to-day management of each Fund. The Board considered additional information it received regarding each Fund’s investment strategy at the Board’s September 4, 2025 meeting, as well as performance information for other fixed income accounts managed by the Sub-Adviser relative to each Fund’s proposed benchmark index and the Adviser-identified select peer funds.

Based on its review, the Board concluded that the nature, extent and quality of services to be provided by the Sub-Adviser to each Fund under the Sub-Advisory Agreement were expected to be satisfactory.

Fees and Expenses. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Adviser on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser will compensate the Sub-Adviser from its fee. The Board further considered whether the sub-advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of the Fund, and they concluded that the sub-advisory fee rates were reasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Advisory Agreement for each Fund, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees noted that it is not anticipated that either Fund will generate significant profit for the Adviser and/or its affiliates for some time.

Fall-out Benefits. The Trustees considered that the Sub-Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Sub-Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.

Based on all of the information considered and the conclusions reached, the Board determined to approve the Sub-Advisory Agreement for each Fund for an initial two-year period. No single factor was determinative in the Board’s analysis.

Board Considerations Regarding Approval of Investment Advisory Agreement and Sub-Advisory Agreements for

Man Active Emerging Markets Alternative ETF

Man Active Trend Enhanced ETF

At a meeting held on December 4, 2025, the Board of Trustees (the “Board”) of Man ETF Series Trust (the “Trust”), which is comprised solely of trustees who are not “interested persons” as defined in the Investment Company Act of 1940, as amended (the “Trustees”), approved the Investment Advisory Agreement (the “Advisory Agreement”) between Man Solutions LLC (the “Adviser”) and the Trust for Man Active Emerging Markets Alternative ETF and Man Active Trend Enhanced ETF (each, a “Fund” and collectively, the “Funds”) and the Sub-Advisory Agreement for each Fund between the Adviser and Numeric Investors LLC (“Numeric”) with respect to Man Active Emerging Markets Alternative ETF and AHL Partners LP (“AHL”) with respect to Man Active Trend Enhanced ETF (each, a “Sub-Advisory Agreement”). (Numeric and AHL are referred to herein as a “Sub-Adviser” and collectively, the “Subadvisers”).

55

Man ETF Series Trust

Board Considerations Regarding Approval of Investment Management Agreements and Sub-Advisory Agreements (Continued)

Advisory Agreement

The Trustees reviewed information from the Adviser describing: (i) the nature, extent and quality of services to be provided to each Fund, (ii) the proposed unitary advisory fee for each Fund and comparisons to amounts paid by other comparable registered investment companies, (iii) the extent to which economies of scale may be realized as each Fund grows and whether the fee levels reflect any possible economies of scale for the benefit of Fund shareholders, and (iv) any further benefits to be realized by the Adviser or its affiliates from the Adviser’s relationship with each Fund.

Nature, Extent and Quality of Services. In evaluating the nature, extent and quality of the Adviser’s services, the Trustees reviewed information concerning the functions to be performed by the Adviser for each Fund, including the persons who will be responsible for the day-to-day management of the Funds. The Trustees considered information regarding each Fund’s investment objective, strategies and process. The Trustees noted other information the Board received and considered describing the Adviser’s current organization and staffing, including operational support provided by the Adviser’s parent organization, Man Group plc. The Trustees reviewed information related to the Adviser’s and Sub-Advisers’ compliance policies and procedures. Because the Funds had not yet commenced operations, the Trustees noted that no performance information for the Funds could be provided.

The Trustees considered the services to be provided by the Adviser in its oversight of the Funds’ distributor, administrator, custodian, transfer agent and the Sub-Advisers. They noted the significant amount of time, effort and resources that was expected to be provided for each Fund.

Based on its review, the Board concluded that the nature, extent and quality of the services to be provided by the Adviser to each Fund under the Advisory Agreement were expected to be satisfactory.

Fees, Expenses and Profitability. The Trustees reviewed and discussed the information provided by the Adviser on each Fund’s proposed unitary advisory fee, as compared to Adviser-identified select peer funds. The Trustees noted that the proposed annual advisory fee to be charged to each Fund was a unitary fee, and that the Adviser has agreed to pay all other operating expenses of each Fund, including the fees payable to the Sub-Adviser, except for acquired fund fees and expenses, brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses. The Trustees noted each Fund’s proposed unitary advisory fee as compared to the select peer group as shown below:

Fund	Unitary Fee	Select Peer Group
Man Active Emerging Markets Alternative ETF	0.85%	Lower than 1 of 2 peers
Man Active Trend Enhanced ETF	0.95%	Lower than 3 of 3 peers

Based on all of the information provided, the Board concluded that each Fund’s proposed unitary advisory fee was reasonable in light of the services to be provided, the distinguishing factors of the Fund, and the administrative, operational and management oversight services to be provided by the Adviser and the related costs in providing such services.

In conjunction with their review of the unitary advisory fees, the Trustees also considered the sub-advisory fees to be paid by the Adviser for each Fund. Because the Funds had not yet commenced operations, the Adviser provided projected profitability for each Fund at various asset levels.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees reviewed the information provided by the Adviser as to the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees noted that any reduction in fixed costs associated with the management of each Fund would be enjoyed by the Adviser, but a unitary advisory fee provides a level of certainty in expenses for each Fund. The Trustees also noted that it is not anticipated that either Fund will generate significant profit for the Adviser and/or its affiliates for some time.

Fall-out Benefits. The Trustees considered that the Adviser identified no additional benefits that it will receive from its relationship with the Funds, and noted that the Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Funds.

Based on all of the information considered and the conclusions reached, the Board determined to approve the Advisory Agreement for each Fund for an initial two-year period. No single factor was determinative in the Board’s analysis.

56

Man ETF Series Trust

Board Considerations Regarding Approval of Investment Management Agreements and Sub-Advisory Agreements (Continued)

Sub-Advisory Agreements

As noted above, the Board approved the respective Sub-Advisory Agreement for each Fund at a meeting held on December 4, 2025. The review process followed by the Board is described in detail above. In connection with the review of each Sub-Advisory Agreement, the Board considered the factors described below, among others.

Nature, Extent and Quality of Services. The Trustees considered the nature, extent and quality of services to be provided to each Fund under the respective Sub-Advisory Agreement. The Trustees reviewed the qualifications and background of each Sub-Adviser with respect to the applicable Fund, the services to be provided by the Sub-Adviser, the investment approach of the Sub-Adviser whose investment personnel will manage the Fund, and the investment personnel who will be responsible for the day-to-day management of the Fund. The Board considered additional information it received regarding each Fund’s investment strategy at the Board’s December 4, 2025 meeting as provided by the portfolio managers for the Fund. For the Man Active Emerging Markets Alternative ETF, the Board noted that Numeric does not manage an existing investment strategy substantially similar to the Fund so considered performance of peer groups that the Sub-Adviser believes are most representative of the Fund’s investment strategy. For the Man Active Trend Enhanced ETF, the Board considered performance information for trend following accounts managed by AHL relative to the Barclays BTOP50 Index and the Adviser-identified select peer funds.

Based on its review, the Board concluded that the nature, extent and quality of services to be provided by each Sub-Adviser with respect to the applicable Fund under the respective Sub-Advisory Agreement were expected to be satisfactory.

Fees and Expenses. The Trustees reviewed and discussed the information provided by the Adviser and the Sub-Advisers on the sub-advisory fee rates under the Sub-Advisory Agreement. The Trustees considered how the sub-advisory fees relate to the overall advisory fee for each Fund and noted that the Adviser will compensate each Sub-Adviser from its fee. The Board further considered whether the sub-advisory fee rate for each Fund was reasonable in relation to the proposed services and product strategy of the Fund, and they concluded that the sub-advisory fee rates were reasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. As part of their review of the Advisory Agreement for each Fund, the Trustees considered the extent to which economies of scale may be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of the Fund’s shareholders. The Trustees noted that it is not anticipated that either Fund will generate significant profit for the Adviser and/or its affiliates for some time.

Fall-out Benefits. The Trustees considered that Numeric may be a party to soft-dollar arrangements with respect to the Man Active Emerging Markets Alternative ETF but will not be a party to any commission recapture or directed brokerage arrangements with respect to the Fund. The Trustees noted that AHL identified no additional benefits that it will receive from its relationship with the Man Active Trend Enhanced ETF, and noted that the Sub-Adviser will not be a party to any soft-dollar, commission recapture or directed brokerage arrangements with respect to the Fund.

Based on all of the information considered and the conclusions reached, the Board determined to approve the respective Sub-Advisory Agreement for each Fund for an initial two-year period. No single factor was determinative in the Board’s analysis

57

Man ETF Series Trust

Additional Information (Unaudited)

Proxy Voting Policies and Procedures

The Adviser votes proxies relating to the Funds’ portfolio securities in accordance with procedures adopted by the Adviser. You may obtain a description of these procedures, free of charge, by calling toll-free 212-649-6600. This information is also available through the SEC’s website at http://www.sec.gov.

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 212-649-6600. This information is also available through the SEC’s website at http:// www.sec.gov.*

* Please be advised that due to the fact that the Funds commenced operations after June 30th, 2025, the first 12-month period to be made available will occur after June 30th, 2026.

Portfolio Holdings Information

The Trust files the Funds’ complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Trust’s Form N-PORT filings are available on the SEC website at http://www.sec.gov. Information regarding the Trust’s Form N-PORT filings is also available, without charge, by calling toll-free, 212-649-6600.

Discount & Premium Information

Information regarding how often shares of each Fund traded on the NYSE Arca, Inc. or NASDAQ, as applicable, at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund can be found at www.man.com/etfs.

58

(b)	The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Man ETF Series Trust

By (Signature and Title)	/s/ Michael Barrer
Michael Barrer
President and Principal Executive Officer

Date May 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Barrer
Michael Barrer
President and Principal Executive Officer

By (Signature and Title)	/s/ Trent Statczar
Trent Statczar
Treasurer, Principal Financial Officer

Date May 5, 2026